As filed with the Securities and Exchange Commission on August 7, 2026

1933 Act File No. 333-_____

1940 Act File No. 811-24206

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

☑  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐  PRE-EFFECTIVE AMENDMENT NO. 1

☐  POST-EFFECTIVE AMENDMENT NO. _

☑  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☐  AMENDMENT NO. 1

RAREVIEW SECURITIZED INCOME FUND

10785 W. Twain Avenue, Suite 210, Las Vegas, NV 89135

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 475-8664

SPI Agent Solutions, Inc.

300 Creek View Road, Suite 200

New Castle County

Newark, DE 19711

(Name and Address of Agent for Service)

Copies of information to:

Andrew J. Davalla, Esq. Thompson Hine LLP 3900 Key Center 127 Public Square Cleveland, Ohio 44114 (216) 566-5706

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

☐	Check box if the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans.

☒	Check box if any securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 ("Securities Act"), other than securities offered in connection with a dividend reinvestment plan.

☐	Check box if this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto.

☐	Check box if this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act.

☐	Check box if this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act.

It is proposed that this filing will become effective (check appropriate box)

☒ when declared effective pursuant to Section 8(c) of the Securities Act

The following boxes should only be included and completed if the registrant is making this filing in accordance with Rule 486 under the Securities Act.

☐	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)

☐	on (date) pursuant to paragraph (a)

If appropriate, check the following box:

☐	This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].

☐	This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: ___.

☐	This Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: ______.

☐	This Form is a post-effective amendment filed pursuant to Rule 462(d) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: ________.

Check each box that appropriately characterizes the Registrant:

☒	Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 ("Investment Company Act")).

☐	Business Development Company (closed-end company that intends or has elected to be regulated as a business development company under the Investment Company Act).

☐	Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the Investment Company Act).

☐	A.2 Qualified (qualified to register securities pursuant to General Instruction A.2 of this Form).

☐	Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).

☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 ("Exchange Act").

☐	If an Emerging Growth Company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act.

☒	New Registrant (registered or regulated under the Investment Company Act for less than 12 calendar months preceding this filing).

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PRELIMINARY PROSPECTUS

SUBJECT TO COMPLETION, DATED [___ _], 2026

PROSPECTUS

RAREVIEW SECURITIZED INCOME Fund
[ticker]

Shares of Common Stock

$20.00 per share

[_______ _], 2026

Rareview Securitized Income Fund (the “Fund”) is a diversified, closed-end management investment company.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This is the initial public offering of the Fund’s common shares of beneficial interest, par value [$0.01] per share (the “Shares”), and no public market currently exists for the Shares.

This prospectus concisely provides the information that a prospective investor should know about the Fund before investing. You are advised to read this prospectus carefully and to retain it for future reference.

Investment Objective. The Fund seeks current income with a focus on capital preservation.

No Prior History. Because the Fund is newly organized, it has no performance history and its shares of common stock (“Common Stock”) have no history of public trading.

The common stock of closed-end management investment companies frequently trades at a discount from its net asset value per share (“NAV”). The risk of the Fund’s Common Stock trading at such a discount may be greater for investors expecting to sell their shares relatively soon after completion of the public offering.

Price to Public	$20.00
Maximum Sales Load	$[ ]
Proceeds to the Fund	$[ ]

See “Risk Factors” beginning on page [  ] of this prospectus.

Investment Adviser
Rareview Capital LLC
(the “Adviser”)

PROSPECTUS SUMMARY

This summary does not contain all of the information that you should consider before investing in the shares. You should review the more detailed information contained or incorporated by reference in this prospectus and in the SAI, particularly the information set forth under the heading “Risk Factors” in this prospectus.

The Fund. Rareview Securitized Income Fund (the “Fund”) is a diversified closed-end management investment company. See “The Fund.” The Fund offers one class of shares.

Investment Objective

The Fund seeks current income with a focus on capital preservation.

Investment Policies and Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securitized debt securities. Securitized debt securities entitle their holders to payments that depend primarily on the assets underlying the securities, and include, but are not limited to, asset-backed securities (“ABS”), collateralized mortgage obligations (“CMOs”), agency and non-agency residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”), mortgage real estate investment trusts (“REITs”) and collateralized loan obligations (“CLOs”). The Fund will typically enter into “to be announced” or “TBA” commitments when purchasing MBS, which allows the Fund to agree to pay for certain yet-to-be issued securities at a future date and which may have a leveraging effect on the Fund. The Fund may enter into mortgage dollar rolls which allow the Fund to sell securities for delivery in the current month and simultaneously contract with the same counterparty to repurchase similar securities on a specified future date.

In addition to its investments in securitized securities, the Fund may from time to time also invest in certain other fixed-income securities and/or hold cash and cash-equivalents (such as U.S. Treasuries).

The Fund may invest in securities of any maturity or duration and the securities may have fixed, floating, or variable interest rates.

Investment Adviser. Rareview Capital LLC, located at 10785 W. Twain Avenue, Suite 210, Las Vegas, NV 89135, serves as the Fund’s investment adviser.

Management Fee. Pursuant to an Investment Advisory Agreement between the Fund and the Adviser (the “Advisory Agreement”), and in consideration of the advisory services provided by the Adviser to the Fund, the Adviser is entitled to a management fee (the “Management Fee”) calculated at an annual rate of [ ]% of the Fund’s average daily net assets. The Management Fee will be payable monthly in arrears.

See “Management of the Fund – Investment Adviser” for additional information concerning fees paid to the Adviser.

Expense Limitation Agreement. The Adviser and the Fund have entered into an expense limitation agreement (the “Expense Limitation Agreement”) under which the Adviser has agreed, for at least one year from the effective date of the Fund’s registration statement, to waive its management fees and to pay or absorb the ordinary operating expenses (including organizational and offering costs) of the Fund (excluding borrowing costs, dividends and interest on securities sold short, brokerage commissions, acquired fund fees and expenses and extraordinary expenses), to the extent that its management fees plus the Fund’s ordinary annual operating expenses exceed [ ]% per annum of the Fund’s average daily net assets. The Expense Limitation Agreement may not be terminated by the Adviser, but it may be terminated by the Fund’s Board of Trustees (the “Board of Trustees”), upon 60 days’ written notice to the Adviser.

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Any waiver and reimbursement by the Adviser is subject to repayment by the Fund within the three years from the date the Adviser waived or made any payment, if the Fund is able to make the repayment (after the repayment amount is taken into consideration) without exceeding the lesser of the expense limitation in place at the time of the waiver and reimbursement or the current expense limitation and the repayment is approved by the Board of Trustees. See “Management of the Fund – Trustees and Officers.”

Administrator. [   ] (the “Administrator”) serves as the administrator for the Fund. See “Management of the Fund – Administrator.”

Transfer Agent. [          ] (the “Transfer Agent”) serves as the transfer agent of the Fund. See “Management of the Fund – Transfer Agent.”

Custodian. [   ] (the “Custodian”) serves as the Fund’s custodian. See “Management of the Fund – Custodian.”

Closed-End Fund Structure. Closed-end funds differ from open-end management investment companies (commonly referred to as “mutual funds”) in that closed-end funds do not typically redeem their shares at the option of a shareholder. Rather, closed-end fund shares typically trade in the secondary market via a stock exchange.

Investor Eligibility. An investment in the Fund involves a considerable amount of risk. It is possible that you will lose money. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the shares and should be viewed as a long-term investment. Before making your investment decision, you should (i) consider the suitability of this investment with respect to your investment objectives and personal financial situation and (ii) consider factors such as your personal net worth, income, age, risk tolerance and liquidity needs.

Summary of Risks. Investing in the Fund involves risks, including the risk that you may receive little or no return on your investment or that you may lose part or all of your investment. Therefore, before investing you should consider carefully the following risks that you assume when you invest in the Fund’s shares. You assume these risks as a result of the Fund’s direct investments, as well through its investments in pooled investment vehicles. See “Risk Factors.”

●	The Fund is a closed-end investment company;

●	The Fund has no history of operations for investors to evaluate;

●	An investment in the Fund involves the risk of possibly losing the entire principal amount invested in the Fund due to unpredictable market conditions;

●	The Adviser depends on the efforts, skills, reputations and business contacts of its key personnel, and the loss of the services of any of them could have a material adverse effect on the Fund and could harm the Adviser’s ability to manage the Fund;

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●	Disasters, instability abroad, and terrorist attacks in the United States and around the world may result in market volatility, may have long-term effects on the United States and worldwide financial markets and may cause further economic uncertainties in the United States and worldwide; and

●	To qualify and remain eligible for the special tax treatment accorded to regulated investment companies (“RICs”) and their shareholders under Subchapter M of the Internal Revenue Code (the “Code”), the Fund must meet certain source-of-income, asset diversification and annual distribution requirements, and failure to do so could result in the loss of RIC status.

The Fund’s website, [      ], provides important Fund information. If you are contemplating purchasing Shares, please visit the Fund’s website.

U.S. Federal Income Tax Matters. The Fund intends to elect to be treated and to qualify each year for taxation as a RIC under Subchapter M of the Code. In order for the Fund to qualify as a RIC, it must meet an income and asset diversification test each year. If the Fund so qualifies and satisfies certain distribution requirements, the Fund (but not its shareholders) will not be subject to federal income tax to the extent it distributes its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital loss) in a timely manner to its shareholders in the form of dividends or capital gain distributions. The Code imposes a 4% nondeductible excise tax on RICs, such as the Fund, to the extent they do not meet certain distribution requirements by the end of each calendar year. The Fund generally anticipates meeting these distribution requirements. See “U.S. Federal Income Tax Matters.”

Distribution Policy; Dividend Reinvestment Policy. The Fund’s distribution policy is to make monthly distributions of income and at least annual distributions of capital gains to shareholders. Unless a shareholder elects otherwise, the shareholder’s distributions will be reinvested in additional shares of the Fund under the Fund’s dividend reinvestment policy. Shareholders who elect not to participate in the Fund’s dividend reinvestment policy will receive all distributions in cash paid to the shareholder of record (or, if the shares are held in street or other nominee name, then to such nominee). See “Dividend Reinvestment Policy.”

FUND EXPENSES

Annual Expenses (as a percentage of net assets attributable to shares)
Management Fee	[ ]%
Interest Expense on Borrowed Funds	0.00%
Other Expenses(1)	[ ]%
Acquired Fund Fees and Expenses (2)	0.[ ]%
Total Annual Expenses	[ ]%
Fee Waiver and Expense Reimbursement(3)	(0.[ ])%
Total Annual Expenses (after fee waiver and expense reimbursement)	[ ]%

(1)	Other expenses are based on estimated amounts for the current fiscal year. Other expenses include shareholder service fees, accounting, legal and auditing fees of the Fund, compliance services expenses and fees payable to the Trustees who do not also serve in an executive officer capacity for the Fund or the Adviser.

(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights, when issued, because the financial statements, when issued, include only the direct operating expenses incurred by the Fund. Acquired fund fees and expenses are based on estimated amounts for the current fiscal year.

(3)	The Adviser and the Fund have entered into an Expense Limitation Agreement under which the Adviser has agreed, for at least one year from the effective date of the Fund’s registration statement, to waive its management fees and to pay or absorb the ordinary operating expenses of the Fund (excluding borrowing costs, dividends and interest on securities sold short, brokerage commissions, acquired fund fees and expenses and extraordinary expenses), to the extent that its management fees plus the Fund’s ordinary annual operating expenses exceed [ ]% per annum of the Fund’s average daily net assets. Such Expense Limitation Agreement may not be terminated by the Adviser, but it may be terminated by the Board of Trustees, upon 60 days written notice to the Adviser. Any waiver and reimbursement by the Adviser is subject to repayment by the Fund within the three years from the date the Adviser waived such payment, if the Fund is able to make the repayment without exceeding the lesser of the expense limitation in place at the time of the waiver and reimbursement or the current expense limitation and the repayment is approved by the Board of Trustees. See “Management of the Fund.”

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The Fund Expenses Table describes the fees and expenses that you may pay if you buy, hold, or sell shares of the Fund. The purpose of the Fund Expenses Table is to assist a shareholder to understand the fees and expenses that such shareholder would bear directly or indirectly.

The following example illustrates the hypothetical expenses that you would pay on a $1,000 investment assuming annual expenses attributable to shares remain unchanged and shares earn a 5% annual return.

1 Year	3 Years	5 Years	10 Years
$[ ]	$[ ]	$[ ]	$[ ]

The example should not be considered a representation of actual future expenses. Actual expenses may be higher or lower than those shown.

The Fund will also pay organizational and offering costs in connection with the initial offering of the shares estimated to be $[    ] ([    ] per share) for organizational costs; and $[    ] ([    ] per share) for offering costs. These expenses are subject to the [    ]% per annum limitation on expenses. The organizational expenses are recorded as they are incurred, while the offering expenses will be amortized over the first twelve months of the Fund’s operations.

FINANCIAL HIGHLIGHTS

Because the Fund is newly formed and has no performance history as of the date of this prospectus, a financial highlights table for the Fund has not been included in this prospectus.

THE FUND

The Fund is a diversified, closed-end management investment company. The Fund was organized as a Delaware statutory trust on [       ], 2026. The Fund’s principal business office is located at, [        ] and its telephone number is [        ].

USE OF PROCEEDS

The net proceeds of the Fund’s offering of shares are invested without delay in accordance with the Fund’s investment objective and policies (as stated below) as soon as practicable after receipt. There is no minimum threshold amount that must be raised prior to the Fund’s investment of net proceeds. The [Adviser] paid the Fund’s organizational and offering expenses incurred with respect to its initial offering (subject to recoupment by the Adviser pursuant to the Expense Limitation Agreement) and the Fund will pay expenses incurred with respect to its continuous offering. Pending investment of net proceeds in accordance with the Fund’s investment objective and policies, the Fund holds cash or invests in money market or short-term, high quality fixed-income mutual funds. However, the Fund does not anticipate any material delay in fully investing the proceeds from offering shares. Investors should expect, therefore, that before the Fund has fully invested proceeds in accordance with its investment objective and policies, the Fund’s assets would earn interest income at a modest rate which may be less than the Fund’s distribution rate. As a result, the Fund’s distributions during this period may consist, in whole or in part, of a return of capital. Any invested capital that is returned to the shareholder will be reduced by the Fund’s fees and expenses.

 4

INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES

Investment Objective

The Fund seeks current income with a focus on capital preservation.

Investment Policies and Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securitized debt securities. Securitized debt securities entitle their holders to payments that depend primarily on the assets underlying the securities, and include, but are not limited to, asset-backed securities (“ABS”), collateralized mortgage obligations (“CMOs”), agency and non-agency residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”), mortgage real estate investment trusts (“REITs”) and collateralized loan obligations (“CLOs”). The Fund will typically enter into “to be announced” or “TBA” commitments when purchasing MBS, which allows the Fund to agree to pay for certain yet-to-be issued securities at a future date and which may have a leveraging effect on the Fund. The Fund may enter into mortgage dollar rolls which allow the Fund to sell securities for delivery in the current month and simultaneously contract with the same counterparty to repurchase similar securities on a specified future date.

The Fund will primarily invest in investment-grade securities. The Fund may also invest in securities which are rated below investment-grade (commonly known as “junk bonds”).

The Fund’s portfolio will be composed primarily of the following investments:

Mortgage-Backed Securities. Mortgage-backed securities (“MBS”) include structured debt obligations collateralized by pools of commercial (“CMBS”) or residential (“RMBS”) mortgages. Pools of mortgage loans and mortgage-backed loans, such as mezzanine loans, are assembled as securities for sale to investors by various governmental, government-related and private organizations. MBS include complex instruments such as collateralized mortgage obligations (“CMOs”), stripped MBS, mortgage pass-through securities and interests in real estate mortgage investment conduits (“REMICs”). The MBS in which the Fund may invest include those with fixed, floating or variable interest rates, those with interest rates that change based on multiples of changes in a specified reference interest rate or index of interest rates and those with interest rates that change inversely to changes in interest rates, as well as those that do not bear interest. The Fund may invest in RMBS and CMBS issued by governmental entities and private issuers, including subordinated MBS and residual interests. The Fund may invest in sub-prime mortgages or MBS that are backed by sub-prime mortgages.

CMOs. A CMO is a multi-class bond backed by a pool of mortgage pass-through certificates or mortgage loans. CMOs may be collateralized by (i) GNMA, FNMA or FHLMC pass-through certificates, (ii) unsecuritized mortgage loans insured by the FHA or guaranteed by the VA, (iii) unsecuritized conventional mortgages, (iv) other MBS or (v) any combination thereof. Each class of a CMO, often referred to as a “tranche,” is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity or final distribution date. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index, such as the Secured Overnight Financing Rate (“SOFR”) (or sometimes more than one index). These floating rate CMOs typically are issued with lifetime caps on the coupon rate thereon. The Fund does not intend to invest in CMO residuals, which represent the interest in any excess cash flow remaining after making the payments of interest and principal on the tranches issued by the CMO and the payment of administrative expenses and management fees.

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Mortgage REITs. A real estate investment trust (“REIT”) is a corporation, or a business trust that would otherwise be taxed as a corporation, that meets the definitional requirements applicable to REITs under the Internal Revenue Code of 1986, as amended (the “Code”). The Code permits a qualifying REIT to deduct dividends paid, thereby generally eliminating corporate level U.S. federal income tax and effectively making the REIT a pass-through vehicle for U.S. federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property, and distribute to shareholders annually substantially all of its otherwise taxable income. Mortgage REITs invest mostly in mortgages on real estate, which may secure construction, development or long-term loans, and the main source of their income is mortgage interest payments.

Asset-Backed Securities. Asset-backed securities (“ABS”) are a form of structured debt obligation. The securitization techniques used for ABS are similar to those used for MBS. ABS are bonds backed by pools of loans or other receivables. The collateral for these securities may include home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital account receivables. The Fund may invest in these and other types of ABS that may be developed in the future. ABS present certain risks that are not presented by mortgage related securities. Primarily, these securities may provide the Fund with a less effective security interest in the related collateral than do mortgage related securities. Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these securities.

Collateralized Loan Obligations. A Collateralized Loan Obligation (“CLO”) is a structured debt security, issued by a financing company (generally called a special purpose vehicle or “SPV”), that was created to reapportion the risk and return characteristics of a pool of bank loans. Investors in CLOs bear the credit risk of the underlying collateral. The bank loans are used as collateral supporting the various debt tranches issued by the SPV. Multiple tranches of securities are issued by the CLO, offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine, or subordinated/equity, according to their degree of risk. The key feature of the CLO structure is the prioritization of the cash flows from a pool of debt securities among the several classes of the CLO.

Dollar Rolls. The Fund may enter into “dollar roll” transactions. In a dollar roll transaction, the Fund sells a mortgage related or other security to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A dollar roll transaction can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which the Fund pledges a mortgage related security to a dealer to obtain cash.

In addition to its investments in securitized securities, the Fund may from time to time also invest in certain other fixed-income securities and/or hold cash and cash-equivalents (such as U.S. Treasuries).

The Fund may invest in securities of any maturity or duration and the securities may have fixed, floating, or variable interest rates.

The Fund may employ leverage, including borrowing from banks, in an amount of up to 33 1/3% of the Fund’s assets (defined as net assets plus borrowing for investment purposes). The Fund is authorized to borrow money in connection with its investment activities, to satisfy repurchase requests from Fund shareholders, and to otherwise provide the Fund with temporary liquidity.

Except as otherwise indicated, the Fund may change its investment objective and any of its investment policies, restrictions, strategies, and techniques without shareholder approval. The investment objective of the Fund is not a fundamental policy of the Fund and may be changed by the Board of Trustees without the vote of a majority (as defined by the 1940 Act) of the Fund’s outstanding shares.

The Fund’s stated fundamental policies, which may only be changed by the affirmative vote of a majority of the outstanding voting securities of the Fund, are listed below. The Fund will not:

(1)	Borrow money, except to the extent permitted by the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund’s total assets, including the value of the assets purchased with the proceeds of its indebtedness, if any). The Fund may borrow for investment purposes, for temporary liquidity, or to finance repurchases of its shares.

 6

(2)	Issue senior securities, except to the extent permitted by Section 18 of the 1940 Act (which currently limits the issuance of a class of senior securities that is indebtedness to no more than 33-1/3% of the value of the Fund’s total assets or, if the class of senior security is stock, to no more than 50% of the value of the Fund’s total assets).

(3)	Purchase securities on margin.

(4)	Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act in connection with the disposition of its portfolio securities. The Fund may invest in restricted securities (those that must be registered under the Securities Act before they may be offered or sold to the public).

(5)	Invest 25% or more of the market value of the Fund’s total assets in the securities of companies or entities engaged in any one industry or group of industries. This limitation does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities. The Fund will look through underlying funds, such as mutual funds, when measuring industry concentration.

(6)	Purchase or sell commodities, unless acquired as a result of ownership of securities or other investments, except that the Fund may (a) purchase and sell forward and futures contracts and options to the full extent permitted under the 1940 Act, (b) sell foreign currency contracts in accordance with any rules of the Commodity Futures Trading Commission, (c) invest in securities or other instruments backed by or linked to commodities, invest in companies that are engaged in a commodities business or have a significant portion of their assets in commodities, and (d) invest in commodity pools and other entities that purchase and sell commodities and commodity contracts.

(7)	Make loans to others, except (a) where each loan is represented by a note executed by the borrower, (b) through the purchase of debt securities in accordance with the Fund’s investment objective and policies, (c) to the extent the entry into a repurchase agreement, in a manner consistent with the Fund’s investment policies or as otherwise permitted under the 1940 Act, is deemed to be a loan, and (d) by loaning portfolio securities.

(8)	Purchase or sell real estate or interests in real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in securities that are secured by or represent interests in real estate (e.g., mortgage loans evidenced by notes or other writings defined to be a type of security), mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

In addition, the Fund has adopted a fundamental policy that it will make quarterly repurchase offers for no less than 5% of the Fund’s shares outstanding at NAV less any repurchase fee, unless suspended or postponed in accordance with regulatory requirements, and each repurchase pricing shall occur no later than the 14th day after the Repurchase Request Deadline (as defined below in “Quarterly Repurchases of Shares”), or the next business day if the 14th day is not a business day.

Non-Principal Investment Strategies

The Adviser may from time to time, for temporary and/or defensive reasons, take positions in various short-term debt instruments including bank obligations, commercial paper, or U.S. Treasury or agency securities, money market funds. If and when the Adviser determines to pursue such strategies, the Fund may not achieve its investment objective while it does so. Additional information about the Fund’s non-principal investment strategies, including associated risks, is available in the SAI.

 7

RISK FACTORS

An investment in the Fund’s shares is subject to risks. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund’s shares to increase or decrease. You could lose money by investing in the Fund. By itself, the Fund does not constitute a complete investment program. Before investing in the Fund, you should consider carefully the following risks the Fund faces, together with the other information contained in this prospectus. If any of the risks discussed in this prospectus occurs, the Fund’s results of operations could be materially and adversely affected. There may be additional risks that the Fund does not currently foresee or consider material. You may wish to consult with your legal or tax advisors before deciding whether to invest in the Fund.

Mortgage- and Asset-Backed Securities Risk. Rising interest rates tend to extend the duration of, or reduce the rate of prepayments on, both commercial mortgage-backed securities (“CMBS”) and residential mortgage-backed securities (“RMBS”), making them more sensitive to changes in interest rates (“extension risk”). As a result, in a period of rising interest rates, the price of mortgage-backed securities may fall, causing the Fund to exhibit additional volatility. Mortgage-backed securities are also subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the Fund’s returns because the Fund will have to reinvest that money at lower prevailing interest rates. Investments in certain mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.

CMBS are subject to certain other risks. The market for CMBS developed more recently than that for RMBS and is relatively small in terms of outstanding principal amount of issues compared to the RMBS market. CMBS are also subject to risks associated with a lack of standardized terms, shorter maturities than residential mortgage loans, and payment of all or substantially all of the principal at maturity, rather than regular amortization of principal. Moreover, the type and use of a particular commercial property may add to the risk of CMBS investments. Adverse changes in economic conditions and circumstances are more likely to have an adverse impact on mortgage-backed securities secured by loans on commercial properties than on those secured by residential properties.

Similarly, the value of the Fund’s investments in asset-backed securities may be adversely affected by changes in interest rates, factors concerning the interests in and structure of the issuer or originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds, or other credit or liquidity enhancements, and/or the market’s assessment of the quality of the underlying assets. Generally, the originating bank or credit provider is neither the obligor nor the guarantor of the security, and interest and principal payments ultimately depend upon payment of the underlying loans by individuals. The Fund could incur a loss if the underlying loans are not paid. In addition, most asset-backed securities are subject to prepayment risk in a declining interest rate environment. The impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising interest rates tend to extend the duration of asset-backed securities, making them more volatile and sensitive to changing interest rates.

Collateralized Mortgage Obligation Risk. Collateralized mortgage obligations (“CMOs”) are a type of mortgage-backed security. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after floating-rate tranches are paid (an inverse floater). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by the Adviser, it is possible that the Fund could lose all or substantially all of its investment.

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Collateralized Loan Obligation Risk. The risks of investing in a Collateralized Loan Obligation (“CLO”) can be generally summarized as a combination of economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which the Fund is invested. Higher-rated CLO tranches (such as AAA-rated tranches) do not constitute a guarantee and in stressed market environments it is possible that these CLO tranches could experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of the subordinated/equity tranches, market anticipation of defaults, as well as negative market sentiment with respect to CLO securities as an asset class. The Fund’s portfolio management may not be able to accurately predict how specific CLOs or the portfolio of underlying loans for such CLOs will react to changes or stresses in the market, including changes in interest rates. The most common risks associated with investing in CLOs are interest rate risk, credit risk, liquidity risk, prepayment risk, and the risk of default of the underlying asset, among others.

○	Mezzanine CLO Risk. The Fund may invest in BBB or lower rated CLO tranches of CLOs. Such securities are often subordinate to higher-rated tranches in terms of payment priority. Subordinated CLO tranches are subject to higher credit risk and liquidity risk relative to more senior CLO tranches. To the extent a CLO or its underlying loans experience default or are having difficulty making principal and/or interest payments, such subordinate CLO tranches will be more likely to experience adverse impacts, and such impacts will be more severe, relative to more senior and/or higher-rated CLO securities, which in turn will adversely affect the performance of the Fund. In many cases, pursuant to the terms of the CLO governance documents, no payment of interest of principal can be made to holders of subordinated CLO tranches until the interest or principal payments have been made in full to holders of senior CLO tranches.

Fixed-Income Securities Risk. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that the value of such securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities and durations tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are therefore more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. However, calculations of maturity and duration may be based on estimates and may not reliably predict a security’s price sensitivity to changes in interest rates. In addition, different interest rate measures (such as short- and long-term interest rates and U.S. and non-U.S. interest rates), or interest rates on different types of securities or securities of different issuers, may not necessarily change in the same amount or in the same direction. Investments in fixed-income securities with very low or negative interest rates may diminish the Fund’s yield and performance.

Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain debt obligations may be paid off quicker than originally anticipated, which may cause the Fund to reinvest its assets in securities with lower yields, resulting in a decline in the Fund’s income or return potential. Fixed-income securities may also be subject to valuation risk and liquidity risk. Valuation risk is the risk that one or more of the fixed-income securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult. Valuation may also be affected by changes in the issuer’s financial strength, the market’s perception of such strength, or in the credit rating of the issuer of the security. Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that portfolio management would like or at the price portfolio management believes the security is currently worth. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give an investment opportunity, any of which could have a negative effect on the Fund’s performance. In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk. To the extent the Fund invests in fixed-income securities in a particular industry or economic sector, its share values may fluctuate in response to events affecting that industry or sector. Securities underlying mortgage- and asset-backed securities, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk. To the extent that the Fund invests in derivatives tied to fixed-income securities, the Fund may be more substantially exposed to these risks than a fund that does not invest in such derivatives. The market for certain fixed-income securities may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. Similarly, the amount of assets deemed illiquid remaining within the Fund may also increase, making it more difficult to meet shareholder redemptions and further adversely affecting the value of the Fund.

High-Yield Bond Risk. High-yield bonds (also known as “junk” bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor’s, Fitch, and Moody’s or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

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The secondary market on which high-yield securities are traded is less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. Additionally, it may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

Mortgage Dollar Roll Risk. Mortgage dollar roll transactions simulate an investment in mortgage-backed securities and have the potential to enhance the Fund’s returns and reduce its administrative burdens, compared with holding mortgage-backed securities directly. Mortgage dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. Since the counterparty in the transaction is required to deliver a similar, but not identical, security to the Fund, the security the Fund is required to buy under the mortgage dollar roll may be worth less than an identical security. These transactions involve the risk that portfolio management may not correctly predict mortgage prepayments and interest rates, which may diminish the Fund’s performance. In addition, investment in mortgage dollar rolls may increase the Fund’s portfolio turnover rate, which can increase the Fund’s expenses and decrease returns. Furthermore, there is no assurance that the Fund’s use of cash it receives from a mortgage dollar roll will provide a return that exceeds borrowing costs.

REIT Risk. To the extent the Fund holds REITs, it may be subject to the additional risks associated with REIT and REIT-like investments. REITs are subject to heavy cash flow dependency to allow them to make distributions to their shareholders. The prices of equity REITs are affected by changes in the value of the underlying property owned by the REITs, changes in capital markets and interest rates, management skill in running a REIT, and the creditworthiness of the REIT. The prices of mortgage REITs are affected by the quality of any credit they extend, the creditworthiness of the mortgages they hold, as well as by the value of the property that secures the mortgages. In addition, mortgage REITs (similar to direct investments in mortgage-backed securities) are subject to prepayment risk. Equity REITs and mortgage REITs are subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. There is also the risk that borrowers under mortgages held by a REIT or lessees of a property that a REIT owns may be unable to meet their obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may incur substantial costs associated with protecting its investments. While equity REITs and mortgage REITs may provide exposure to a large number of properties, such properties may be concentrated in a particular industry, region, or housing type, making such investments more vulnerable to unfavorable developments to economic or market events. Certain “special purpose” REITs in which the Fund may invest focus their assets in specific real property sectors, such as hotels, shopping malls, nursing homes, or warehouses, and are therefore subject to the specific risks associated with adverse developments in these sectors. The Fund’s shareholders will indirectly bear their proportionate share of the REIT’s expenses, in addition to their proportionate share of the Fund’s expenses.

TBA Commitments Risk. The Fund will typically enter into “to be announced” or “TBA” commitments for mortgage-backed securities and, at times, the portion of the Fund’s portfolio allocated to TBA securities may be significant. Although TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on a forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Because TBA commitments do not require the purchase and sale of identical securities, the characteristics of the security delivered to the Fund may be less favorable than the security delivered to the dealer. If the counterparty to a transaction fails to deliver the securities, the Fund could suffer a loss. At the time of its acquisition, a TBA security may be valued at less than the purchase price. When the Fund sells a TBA security prior to settlement, it does not participate in future gains or losses with respect to the security. The Fund is generally not required to pay for the TBA security until the settlement date and, as a result, if the Fund remains substantially fully invested at a time when TBA commitment purchases are outstanding, the purchases may result in a form of leverage.

Interest Rate Risk. Generally, a fixed-income security will increase in value when prevailing interest rates fall and decrease in value when prevailing interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices and floating rate debt security prices are generally less directly responsive to interest rate changes than investment grade issues or comparable fixed rate securities, and may not always follow this pattern. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline. The Fund may be subject to a greater risk of rising interest rates due to inflationary trends and the effect of government fiscal and monetary policy initiatives and resulting market reaction to those initiatives. The Fund may manage interest rate risk by varying the average-weighted effective maturity of the portfolio to reflect an analysis of interest rate trends and other factors. The Fund may also use futures, swaps, options, and other derivatives to manage interest rate risk.

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Leverage Risk. Engaging in transactions using leverage or those having a leveraging effect subjects the Fund to certain risks. These risks may be heightened if the Fund invests all, or a significant portion of its assets in futures, forwards, swaps, and other types of derivatives. Leverage can magnify the effect of any gains or losses, causing the Fund to be more volatile than if it had not been leveraged. Through the use of leverage, the Fund’s total investment exposure could exceed the value of its portfolio securities and its investment performance could be dependent on securities not directly owned by the Fund. In addition, the Fund’s assets that are used as collateral to secure short sale transactions may decrease in value while the short positions are outstanding, which may force the Fund to use its other, additional assets to meet its collateral requirements.

Liquidity Risk. The Fund may invest in securities or instruments that do not trade actively or in large volumes, and may make investments that are less liquid than other investments. Also, the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the security or instrument at all. Investments in foreign securities, particularly those of issuers located in emerging market countries, tend to have greater exposure to liquidity risk than domestic securities. In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk (i.e., if the number and capacity of traditional market participants is reduced). An inability to sell one or more portfolio positions can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Liquidity risk may be increased to the extent that the Fund invests in restricted securities that are deemed to be illiquid investments.

Market Risk. The value of the Fund’s portfolio may decrease if the value of one or more issuers in the portfolio decreases. Further, regardless of how well individual securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, and social unrest, could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.

Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The Fund may be exposed to counterparty risk to the extent it participates in lending its securities to third parties and/or cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles or in time deposits. In addition, the Fund may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements, debt securities, and derivatives (including various types of forwards, swaps, futures, and options). The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Closed-End Structure Risk. The Fund is a closed-end investment company. It is designed for long-term investors and not as a trading vehicle. Investors buying or selling Fund Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund Shares. Although the Fund Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund Shares on the Exchange may be halted.

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Issuer Risk. The value of a specific derivative or security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of an issuer’s securities that are held in the Fund’s portfolio may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Market Developments. Although the market is not currently experiencing the same levels of disruption as during 2008 to 2009 and early 2020, extreme volatility or market disruption may recur in the future. Instability in the credit markets may make it more difficult for a number of issuers of debt securities to obtain financing or refinancing for their investment or lending activities or operations. In particular, because of volatile conditions in the credit markets, issuers of debt securities may be subject to increased cost for debt, tightening underwriting standards and reduced liquidity for loans they make, securities they purchase and securities they issue.

For example, certain borrowers may, due to macroeconomic conditions, be unable to repay secured loans. A borrower’s failure to satisfy financial or operating covenants imposed by its lenders could lead to defaults and, potentially, termination of the secured loans and foreclosure on its secured assets, which could trigger cross-defaults under other agreements and jeopardize the borrower’s ability to meet its obligations under its debt securities and other instruments. The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting counterparty. In addition, if a borrower was to commence bankruptcy proceedings, even though the Fund may have structured its interest as senior debt, depending on the facts and circumstances, a bankruptcy court might recharacterize the Fund’s debt holding and subordinate all or a portion of its claim to that of other creditors. Adverse economic conditions also may decrease the value of collateral securing some of the Fund’s loans and the value of its equity investments. A recession could lead to financial losses in the Fund’s portfolio and a decrease in revenues, net income and the value of the Fund’s assets.

These developments may increase the volatility of the value of securities and other instruments owned by the Fund. These developments also may make it more difficult for the Fund to accurately value such instruments or to sell them on a timely basis. These developments could adversely affect the ability of the Fund to use leverage for investment purposes and increase the cost of such leverage, which would reduce returns to the holders of shares. These developments also may adversely affect the broader economy, which in turn may adversely affect the ability of issuers of securities owned by the Fund to make payments of principal and/or interest when due, leading to lower credit ratings of an issuer and increased defaults by the issuer. Such developments could, in turn, reduce the value of securities owned by the Fund and adversely affect its NAV.

Market Disruptions from Natural Disasters or Geopolitical Risks. Natural disasters, instability abroad, and terrorist attacks in the United States and around the world may result in market volatility, may have long-term effects on the United States and worldwide financial markets and may cause further economic uncertainties in the United States and worldwide. The Fund cannot predict the effects of natural disasters or geopolitical events in the future on the U.S. economy and securities markets.

No History of Operations Risk. The Fund is a closed-end investment company with no history of operations. It is designed for long-term investors and not as a trading vehicle. If the Fund commences operations under inopportune market or economic conditions, it may not be able to achieve its investment objective. In addition, because the Fund has no minimum asset threshold that must be satisfied prior to launch, the Fund will experience high expenses as a percentage of net assets, subject to the Fund’s Expense Limitation Agreement (see “Fund Expenses”), to the extent it raises few assets.

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MANAGEMENT OF THE FUND

Trustees and Officers

The Board of Trustees is responsible for the overall management of the Fund, including supervision of the duties performed by the Adviser. The Board of Trustees is comprised of [     ] trustees (each a “Trustee”). The Trustees are responsible for the Fund’s overall management, including adopting the investment and other policies of the Fund, electing and replacing officers and selecting and supervising the Fund’s investment adviser. The name and business address of the Trustees and officers of the Fund and their principal occupations and other affiliations during the past five years, as well as a description of committees of the Board of Trustees, are set forth under “Management” in the SAI.

Investment Adviser

Rareview Capital LLC serves as the Fund’s investment adviser.

Under the general supervision of the Board of Trustees, the Adviser carries out the investment and reinvestment of the net assets of the Fund, furnishes continuously an investment program with respect to the Fund, and determines which securities should be purchased, sold or exchanged. In addition, the Adviser supervises and provides oversight of the Fund’s service providers. The Adviser furnishes to the Fund office facilities, equipment and personnel for servicing the management of the Fund. The Adviser may employ research services and service providers to assist in the Adviser’s market analysis and investment selection. The Adviser compensates all Adviser personnel who provide services to the Fund.

A discussion regarding the basis for the Board of Trustees’ approval of the Advisory Agreement will be included in the Fund’s first annual or semi-annual report to shareholders.

Pursuant to the Advisory Agreement, and in consideration of the advisory services provided by the Adviser to the Fund, the Adviser is entitled to a Management Fee calculated at an annual rate of [ ]% of the Fund’s average daily net assets. The Management Fee will be payable monthly in arrears.

The Adviser and the Fund have entered into an Expense Limitation Agreement under which the Adviser has agreed, for at least one year from the effective date of the Fund’s registration statement, to waive its management fees and to pay or absorb the ordinary operating expenses (including organizational and offering costs) of the Fund (excluding borrowing costs, dividends and interest on securities sold short, brokerage commissions, acquired fund fees and expenses and extraordinary expenses), to the extent that its management fees plus the Fund’s ordinary annual operating expenses exceed [ ]% per annum of the Fund’s average daily net assets attributable to shares. Such Expense Limitation Agreement may not be terminated by the Adviser, but it may be terminated by the Fund’s Board of Trustees, upon 60 days’ written notice to the Adviser.

Any waiver and reimbursement by the Adviser is subject to repayment by the Fund within three years from the date the Adviser waived or made any payment, if the Fund is able to make the repayment (after the repayment amount is taken into consideration) without exceeding the expense limitation in place at the time of waiver and reimbursement or the current expense limitation. Any recoupments would be limited to either (1) the expense cap in effect at the time of the waiver and reimbursement, or (2) the expense cap in effect at the time of recapture, whichever is less.

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Portfolio Managers

[        ]

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed and ownership of Fund shares.

Administrator

[  ] serves as the Administrator to the Fund. Pursuant to a fund administration servicing agreement (“Administration Agreement”), the Administrator furnishes the Fund with office facilities, equipment and clerical, bookkeeping and record keeping services at such facilities. Under the Administration Agreement, the Administrator also performs, or oversees the performance of, the Fund’s required administrative services, which include, among other things, being responsible for the financial records that the Fund is required to maintain and preparing reports to our shareholders. In addition, the Administrator assists the Fund in determining and publishing its net asset value, oversees the preparation and filing of the Fund’s tax returns and the printing and dissemination of reports to the Fund’s shareholders, and generally oversees the payment of Fund expenses and the performance of administrative and professional services rendered to the Fund by others. Payments under the Administration Agreement are based on Fund assets and out of pocket expenses of the Administrator. After one year, the Administration Agreement may be terminated by either party without penalty upon 90 days’ written notice to the other party.

The Administration Agreement provides that, absent fraud, willful misconduct, bad faith or negligence in the performance of its duties, the Administrator and its officers, managers, partners, agents, employees, controlling persons, members and any other person or entity affiliated with it are entitled to indemnification from Fund for any damages, liabilities, costs and expenses (including reasonable attorneys’ fees and amounts reasonably paid in settlement) arising from the rendering of the Administrator’s services under the Administration Agreement or otherwise as administrator for the Fund.

Transfer Agent

[       ], serves as the Fund’s Transfer Agent.

Custodian

[       ], serves as custodian for the securities and cash of the Fund’s portfolio. Under a Custody Agreement, the Custodian holds the Fund’s assets in safekeeping and keeps all necessary records and documents relating to its duties.

Fund Expenses

The Adviser is obligated to pay expenses associated with providing the services stated in the Advisory Agreement, including compensation of its officers and employees connected with investment and economic research, trading and investment management and administration of the Fund. The Adviser is obligated to pay any expenses of any Trustee of the Fund who is an affiliate of the Adviser.

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The Adviser paid the Fund’s organizational and offering expenses incurred with respect to its initial offering and such expenses are subject to possible recoupment by the Adviser pursuant to the Expense Limitation Agreement. The Fund will pay expenses incurred with respect to its continuous offering. The Fund will bear all costs and expenses of its operations, administration and transactions, including (without limitation) those relating to: calculating the Fund’s net asset value (including the cost and expenses of any independent valuation firm); effecting sales and repurchases of the Fund’s shares and other securities; interest payable on debt, if any, to finance the Fund’s investments; fees payable to third parties, including agents, consultants or other advisors, relating to, or associated with, monitoring the Fund’s financial and legal affairs for the Fund, providing administrative services, monitoring the Fund’s investments and evaluating and making investments, including fees and expenses associated with performing due diligence reviews of prospective investments and management fees; transfer agent and custodial fees; fees and expenses associated with marketing efforts to the extent permitted by a plan of distribution adopted by the Board of Trustees; costs associated with the Fund’s reporting and compliance obligations under the 1940 Act, the Exchange Act and other applicable federal and state securities laws, and ongoing stock exchange fees; federal, state and local taxes; independent Trustees’ fees and expenses; brokerage commissions; costs of proxy statements, shareholders’ reports and other communications with shareholders, including printing costs; the Fund’s allocable portion of the fidelity bond, directors’ and officers’ liability insurance, errors and omissions liability insurance and other insurance premiums; direct costs and expenses of administration, including printing, mailing, telephone and staff; fees and expenses associated with independent audits and outside legal costs; investment advisory and management fees; administration fees, if any, payable under the Administration Agreement between the Fund and the Administrator; federal and state registration fees; all costs of registration and listing the Fund’s shares on any securities exchange; direct costs and expenses of administration, including printing, mailing, long distance telephone, copying, secretarial and other staff, independent auditors and outside legal costs; and all other expenses incurred by the Fund or the Administrator in connection with administering the Fund’s business, including payments under the Administration Agreement between the Fund and the Administrator based upon the Fund’s allocable portion of the Administrator’s overhead and other expenses associated with performing its obligations under the Administration Agreement, including rent, the fees and expenses associated with performing compliance functions and the allocable portion of the costs of compensation and related expenses of the Fund’s chief compliance officer and chief financial officer and their respective administrative support staffs. For the avoidance of doubt, the parties agree that the Fund will bear all expenses associated with contractual obligations of the Fund existing prior to the effective date of this Agreement, including those that may become unnecessary or redundant but cannot be terminated.

The Advisory Agreement authorizes the Adviser to select brokers or dealers (including affiliates) to arrange for the purchase and sale of Fund securities, including principal transactions. Any commission, fee or other remuneration paid to an affiliated broker or dealer is paid in compliance with the Fund’s procedures adopted in accordance with Rule 17e-1 under the 1940 Act.

Control Persons

A control person is one who owns, either directly or indirectly more than 25% of the voting securities of a company or acknowledges the existence of control. As of the date of this prospectus, [       ], in connection with [their] initial $100,000 purchase of shares, owned more than 25% (i.e., 100%) of the outstanding shares of the Fund.

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DETERMINATION OF NET ASSET VALUE

The NAV of shares of the Fund is determined daily, as of the close of regular trading on the NYSE (normally, 4:00 p.m., Eastern Time). The NYSE is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The Fund is offered at NAV. During the continuous offering, the price of the shares will increase or decrease on a daily basis according to the NAV of the shares.

The Fund’s NAV per share is calculated by dividing the value of the Fund’s total assets (the value of the securities the Fund holds plus cash or other assets, including interest accrued but not yet received), less accrued expenses of the Fund, less the Fund’s other liabilities by the total number of shares outstanding.

In computing NAV, portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations. If market quotations are not readily available (collectively, “Fair Valued Securities”), securities are valued at fair value as determined by the Board of Trustees’ valuation designee (the Adviser) pursuant to Rule 2a-5 under the 1940 Act. As a general matter, fair value represents the amount that the Fund could reasonably expect to receive if the Fund’s investment in the security were sold at the time of valuation, based on information reasonably available at the time the valuation is made and that the Adviser believes to be reliable. As the valuation designee, the Adviser acts under the Board of Trustees’ oversight. The Adviser’s fair valuation policies and procedures are approved by the Board of Trustees. Fair valuation involves subjective judgments by the valuation designee in the application of both observable and unobservable attributes, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

Fair Valued Securities are difficult to value, particularly to the extent that their underlying investments are not publicly traded. In the event a Fair Valued Security issuer does not report a value to the Fund on a timely basis, the Adviser determines the fair value of such Fair Valued Security based on the most recent value reported by the issuer of the Fair Valued Security, as well as any other relevant information available at the time the Fund values its investments. In the absence of specific transaction activity in a particular Fair Valued Security, the Adviser will consider whether it is appropriate, in light of all relevant circumstances, to value the Fund’s investment in such Fair Valued Security at the NAV reported by the Fair Valued Security issuer at the time of valuation or to adjust the value to reflect a premium or discount.

There is no single standard for determining fair value of a security. Rather, the fair value determinations involve significant professional judgment in the application of both observable and unobservable attributes, and as a result, the calculated NAVs of the Fair Valued Securities’ assets may differ from their actual realizable value or future fair value. In determining the fair value of a security for which there are no readily available market quotations, the Adviser may consider several factors, including fundamental analytical data relating to the investment in the security, the nature and duration of any restriction on the disposition of the security, the cost of the security at the date of purchase, the liquidity of the market for the security as well as overall market information and the prices of a group of similar assets. The Adviser may also consider periodic financial statements (audited and unaudited) or other information provided by the issuer to investors or prospective investors. As part of its due diligence of Fair Valued Security investments, the Adviser will attempt to obtain current information on an ongoing basis from market sources, asset managers and/or issuers to value all Fair Valued Securities. However, it is anticipated that portfolio holdings and other value information of the Fair Valued Securities could be available on no more than a quarterly basis. Based on its review of all relevant information, the Adviser may conclude in certain circumstances that the information provided by the asset manager and/or issuer of a Fair Valued Security does not represent the fair value of the Fund’s investment in such security.

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Before investing in any Fair Valued Security, the Adviser will conduct a due diligence review of the valuation methodology utilized by the issuer of the Fair Valued Security, which as a general matter will utilize market values when available, and otherwise utilize principles of fair value that the Adviser reasonably believes to be consistent with those used by the Fund for valuing its own investments. After investing in a Fair Valued Security, the Adviser will monitor the valuation methodology used by the asset manager and/or issuer of the Fair Valued Security.

As a general matter, the Fund’s investments in private debt will be fair valued at the cost of the security as of the date of purchase and generally held at cost subject to the following events: (i) a material change in interest rates/yields for similar securities; (ii) a major underlying collateral impairment since origination; (iii) interest and/or principal payment default; (iv) a fundamental change that has not been reflected in cost that puts recoverability in serious doubt; and (v) an expected partial/full sale of security to a third party at a different price than estimated fair value. The Fund’s investments in pooled investment vehicles will be fair valued at the cost of the security as of the date of purchase and subsequently valued at the pooled investment vehicle’s net asset value, as determined by such pooled investment vehicle’s manager.

For purposes of determining the NAV of the Fund, readily marketable portfolio securities listed on the NYSE are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Adviser determines in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the NASDAQ are valued at the NASDAQ official closing price.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Adviser to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Adviser deems appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Trustees believes reflect most closely the value of such securities.

Non-dollar-denominated securities, if any, are valued as of the close of the NYSE at the closing price of such securities in their principal trading market, but may be valued at fair value if subsequent events occurring before the computation of NAV have materially affected the value of the securities. Trading may take place in foreign issues held by the Fund, if any, at times when the Fund is not open for business. As a result, the Fund’s NAV may change at times when it is not possible to purchase or sell shares of the Fund. The Fund may use a third-party pricing service to assist it in determining the market value of securities in the Fund’s portfolio.

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The Adviser provides the Board of Trustees with periodic reports that discuss the functioning of the fair valuation process, if applicable to that period, and that identify issues and valuations problems that have arisen, if any.

CONFLICTS OF INTEREST

The members of the senior management and investment team of the Adviser serve or may serve as officers, directors or principals of entities that operate in the same or a related line of business as the Fund, or of investment funds managed by the same personnel. In serving in these multiple capacities, they may have obligations to other clients or investors in those entities, the fulfillment of which may not be in the Fund’s best interests or in the best interest of the Fund’s shareholders. The Fund’s investment objective may overlap with the investment objective of such investment funds, accounts or other investment vehicles. In particular, the Fund relies on the Adviser to manage the Fund’s day-to-day activities and to implement the Fund’s investment strategy. The Adviser and certain of its affiliates are presently, and plan in the future to continue to be, involved with activities that are unrelated to the Fund. As a result of these activities, the Adviser, its officers and employees and certain of its affiliates will have conflicts of interest in allocating their time between the Fund and other activities in which they are or may become involved, including the management of its affiliated funds and business opportunities outside the Adviser. The Adviser and its officers and employees will devote only as much of its or their time to the Fund’s business as the Adviser and its officers and employees, in their judgment, determine is reasonably required, which may be substantially less than their full time.

The Adviser manages other funds that will invest primarily in debt and/or equity of companies similar to the companies that the Fund targets for investment. Therefore, there may be certain investment opportunities that satisfy the investment criteria for such funds and the Fund.

Neither the Adviser nor individuals employed by the Adviser are generally prohibited from raising capital for and managing other investment entities that make the same types of investments that the Fund targets. As a result, the time and resources that these individuals may devote to the Fund may be diverted. In addition, the Fund may compete with any such investment entity for the same investors and investment opportunities.

DISTRIBUTION POLICY

The Fund’s distribution policy is to make monthly distributions to shareholders. Distributions may be funded from borrowing proceeds, available cash or sales of portfolio securities. The Adviser seeks to construct a portfolio that will support an annual distribution rate of 8% of NAV (2% per quarter based on end-of-quarter NAV). If, for any distribution, investment company taxable income (which term includes net short-term capital gain), if any, and net tax-exempt income, if any, is less than the amount of the distribution, then assets of the Fund may be sold and the difference will generally be a tax-free return of capital distributed from the Fund’s assets. The Fund’s final distribution for each calendar year will include any remaining investment company taxable income and net tax-exempt income undistributed during the year, as well as all net capital gain realized during the year. If the total distributions made in any calendar year exceed investment company taxable income, net tax-exempt income and net capital gain, such excess distributed amount would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Distributions in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in the shares. After such adjusted tax basis is reduced to zero, the distribution would constitute capital gain (assuming the shares are held as capital assets).

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This distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholders because it may result in a return of capital resulting in less of a shareholder’s assets being invested in the Fund and, over time, increase the Fund’s expense ratio.

Unless the registered owner of shares elects to receive cash, all dividends declared on shares will be automatically reinvested in additional shares of the Fund. See “Dividend Reinvestment Policy.”

The dividend distribution described above may result in the payment of approximately the same amount or percentage to the Fund’s shareholders each period. Section 19(a) of the 1940 Act and Rule 19a-1 thereunder require the Fund to provide a written statement accompanying any return of capital payment that adequately discloses its source or sources. Thus, if the source of the dividend or other distribution were the original capital contribution of the shareholder, and the payment amounted to a return of capital, the Fund would be required to provide written disclosure to that effect. Nevertheless, persons who periodically receive the payment of a dividend or other distribution may be under the impression that they are receiving net profits when they are not. Shareholders should read any written disclosure provided pursuant to Section 19(a) and Rule 19a-1 carefully and should not assume that the source of any distribution from the Fund is net profit.

The Board of Trustees reserves the right to change the distribution policy from time to time.

Tax Consequences of Certain Distributions. As stated above, shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Shareholders should not assume that the source of a distribution from the Fund is net profit. A return of capital is not taxable to a shareholder unless it exceeds a shareholder’s tax basis in the shares. Returns of capital reduce a shareholder’s tax cost (or “tax basis”). Once a shareholder’s tax basis is reduced to zero, any further return of capital would be taxable. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares. As required under the 1940 Act, the Fund will provide a notice to shareholders at the time of distribution when such distribution does not consist solely of net income. Additionally, each distribution payment will be accompanied by a written statement which discloses the source or sources of each distribution. The Fund will provide disclosures, with each distribution, that estimate the percentages of the current and year-to-date distributions that represent (1) net investment income, (2) capital gains and (3) return of capital. Each year, shareholders subject to IRS reporting will be notified of the source of the Fund’s distributions on a Form 1099. At the end of the year, the Fund may be required under applicable law to re-characterize distributions made previously during that year among (1) ordinary income, (2) capital gains and (3) return of capital for tax purposes. An additional distribution may be made in December, and other additional distributions may be made with respect to a particular fiscal year in order to comply with applicable law.

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DIVIDEND REINVESTMENT POLICY

The Fund operates under a dividend reinvestment policy administered by the Transfer Agent. Pursuant to the policy, the Fund’s income dividends or capital gains or other distributions (each, a “Distribution” and collectively, “Distributions”), net of any applicable U.S. withholding tax, are reinvested in the Fund.

Shareholders automatically participate in the dividend reinvestment policy, unless and until an election is made to withdraw from the policy on behalf of such participating shareholder. Under the dividend reinvestment policy, the Fund’s Distributions to shareholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution, the Transfer Agent, on the shareholder’s behalf, will receive additional authorized shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock. The number of shares to be received when Distributions are reinvested will be determined by dividing the amount of the Distribution by the Fund’s NAV per share.

The Transfer Agent will maintain all shareholder accounts and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. The Transfer Agent will hold shares in the account of the shareholders in non-certificated form in the name of the participant, and each shareholder’s proxy, if any, will include those shares purchased pursuant to the dividend reinvestment policy. Each participant, nevertheless, has the right to request certificates for whole and fractional shares owned. The Fund will issue certificates in its sole discretion. The Transfer Agent will distribute all proxy solicitation materials, if any, to participating shareholders.

In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating under the dividend reinvestment policy, the Transfer Agent will administer the dividend reinvestment policy on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount of shares registered in the shareholder’s name and held for the account of beneficial owners participating under the dividend reinvestment policy.

Neither the Transfer Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the dividend reinvestment policy, nor shall they have any duties, responsibilities or liabilities except as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act subject to applicable provisions of the federal securities laws.

The automatic reinvestment of Distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Distributions. See “U.S. Federal Income Tax Matters.”

The Fund reserves the right to amend or terminate the dividend reinvestment policy. There is no direct service charge to participants with regard to purchases under the dividend reinvestment policy; however, the Fund reserves the right to amend the dividend reinvestment policy to include a service charge payable by the participants.

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U.S. FEDERAL INCOME TAX MATTERS

The following briefly summarizes some of the important federal income tax consequences to shareholders of investing in the Fund’s shares, reflects the federal tax law as of the date of this prospectus, and does not address special tax rules applicable to certain types of investors, such as financial institutions, broker-dealers, insurance companies, partnerships or other pass-through entities (including S corporations), persons holding shares of the Fund’s common stock in connection with a hedging, straddle, conversion or other integrated transactions, persons engaged in a trade or business in the United States or persons who have ceased to be U.S. citizens or to be taxed as resident aliens, corporate, tax-exempt and foreign investors. Investors should consult their tax advisers regarding other federal, state or local tax considerations that may be applicable in their particular circumstances, as well as any proposed tax law changes.

The following is a summary discussion of certain U.S. federal income tax consequences that may be relevant to a shareholder of the Fund that acquires, holds and/or disposes of shares of the Fund, and reflects provisions of the Code, existing Treasury regulations, rulings published by the IRS, and other applicable authority, as of the date of this prospectus. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important tax considerations generally applicable to investments in the Fund and the discussion set forth herein does not constitute tax advice. For more detailed information regarding tax considerations, see the SAI. There may be other tax considerations applicable to particular investors such as those holding shares in a tax deferred account such as an IRA or 401(k) plan. In addition, income earned through an investment in the Fund may be subject to state, local and foreign taxes.

The Fund intends to elect to be treated and to qualify each year for taxation as a RIC under Subchapter M of the Code. In order for the Fund to qualify as a RIC, it must meet an income and asset diversification test each year. If the Fund so qualifies and satisfies certain distribution requirements, the Fund (but not its shareholders) will not be subject to federal income tax to the extent it distributes its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital loss) in a timely manner to its shareholders in the form of dividends or capital gain distributions. The Code imposes a 4% nondeductible excise tax on RICs, such as the Fund, to the extent they do not meet certain distribution requirements by the end of each calendar year. The Fund generally anticipates meeting these distribution requirements.

The Fund intends to make distributions of investment company taxable income after payment of the Fund’s operating expenses no less frequently than annually. Unless a shareholder is ineligible to participate or elects otherwise, all distributions will be automatically reinvested in additional shares of the Fund pursuant to the dividend reinvestment policy. For U.S. federal income tax purposes, all dividends are generally taxable whether a shareholder takes them in cash or they are reinvested pursuant to the policy in additional shares of the Fund. Distributions of the Fund’s investment company taxable income (including short-term capital gains) will generally be treated as ordinary income. Distributions of the Fund’s net capital gains (“capital gain dividends”), if any, are taxable to shareholders as capital gains, regardless of the length of time shares have been held by shareholders. Distributions, if any, in excess of the Fund’s earnings and profits will first reduce the adjusted tax basis of a holder’s shares and, after that basis has been reduced to zero, will constitute capital gains to the shareholder of the Fund (assuming the shares are held as a capital asset). A corporation that owns Fund shares generally will not be entitled to the dividends received deduction with respect to all of the dividends it receives from the Fund. Fund dividend payments that are attributable to qualifying dividends received by the Fund from certain domestic corporations may be designated by the Fund as being eligible for the dividends received deduction. Given the Fund’s investment strategies, it is not anticipated that a significant portion of the Fund’s income will be eligible to be designated as qualified dividend income. The determination of the character for U.S. federal income tax purposes of any distribution from the Fund (i.e., ordinary income dividends, capital gains dividends, qualified dividends or return of capital distributions) will be made as of the end of the Fund’s taxable year. The Fund will provide shareholders with a written notice reporting the amount of any capital gain distributions and any other distributions.

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The Fund will inform its shareholders that are subject to IRS reporting of the source and tax status of all distributions promptly after the close of each calendar year.

A sale or redemption of Fund shares by a shareholder will generally result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder’s tax basis in the shareholder’s Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. However, any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

The repurchase of the Fund’s shares may result in a taxable gain or loss to a tendering shareholder. Different tax consequences may apply to tendering and non-tendering shareholders in connection with a repurchase offer. For example, if a shareholder does not tender all of the shareholder’s shares, such repurchase may not be treated as an exchange for U.S. federal income tax purposes, and may instead constitute a distribution subject to evaluation as a deemed dividend. Alternatively, shareholders who tender all of their shares (including shares deemed owned by such shareholders through application of the constructive ownership rules) will be treated as having sold their shares and generally will realize a capital gain or loss.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Adjusted cost basis information is required for covered securities, which generally include shares of a RIC, to the IRS and to taxpayers. Shareholders should contact their financial intermediaries with respect to reporting of cost basis and available elections for their accounts.

DESCRIPTION OF CAPITAL STRUCTURE AND SHARES

The Fund is an unincorporated statutory trust established under the laws of the State of Delaware upon the filing of a Certificate of Trust with the Secretary of State of Delaware on [     ], 2026. The Fund’s Agreement and Declaration of Trust (the “Declaration of Trust”) provides that the Board of Trustees of the Fund may authorize an unlimited number of shares.

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The Declaration of Trust, which has been filed with the SEC, permits the Fund to issue an unlimited number of full and fractional shares of beneficial interest. The Fund offers one share class.

Holders of shares will be entitled to the payment of Distributions when, as and if declared by the Board of Trustees. The Fund currently intends to make dividend distributions to its shareholders after payment of Fund operating expenses including interest on outstanding borrowings, if any, no less frequently than quarterly. Unless the registered owner of shares elects to receive cash, all dividends declared on shares will be automatically reinvested for shareholders in additional shares of the Fund. See “Dividend Reinvestment Policy.” The 1940 Act may limit the payment of distributions to the holders of shares.

Each whole share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Declaration of Trust on file with the SEC. Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among its shareholders. The shares are not liable to further calls or to assessment by the Fund. There are no pre-emptive rights associated with the shares. The Declaration of Trust provides that the Fund’s shareholders are not liable for any liabilities of the Fund. Although shareholders of an unincorporated statutory trust established under Delaware law, in certain limited circumstances, may be held personally liable for the obligations of the Fund as though they were general partners, the provisions of the Declaration of Trust described in the foregoing sentence make the likelihood of such personal liability remote.

The Fund generally will not issue share certificates. However, upon written request to the Transfer Agent, a share certificate may be issued at the Fund’s discretion for any or all of the full shares credited to an investor’s account. Share certificates that have been issued to an investor may be returned at any time. The Transfer Agent will maintain an account for each shareholder upon which the registration of shares are recorded, and transfers, permitted only in rare circumstances, such as death or bona fide gift, will be reflected by bookkeeping entry, without physical delivery. The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account such as wiring instructions or telephone privileges.

The following table shows the amounts of shares of the Fund that have been authorized and are outstanding as [ ], 2026:

(1)	(2)	(3)	(4)
Title of Class	Amount Authorized	Amount Held by Fund for its Account	Amount Outstanding Exclusive of Amount Shown Under (3)
Shares of Beneficial Interest	Unlimited	0	[ ] shares

ANTI-TAKEOVER PROVISIONS IN THE DECLARATION OF TRUST

The Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of the Board of Trustees, and could have the effect of depriving the Fund’s shareholders of an opportunity to sell their shares at a premium over prevailing market prices, if any, by discouraging a third party from seeking to obtain control of the Fund. These provisions may have the effect of discouraging attempts to acquire control of the Fund, which attempts could have the effect of increasing the expenses of the Fund and interfering with the normal operation of the Fund. Each Trustee is elected for an indefinite term and does not stand for reelection. A Trustee may be removed from office without cause only by a written instrument signed or adopted by a majority of the remaining Trustees. The Declaration of Trust does not contain any other specific inhibiting provisions that would operate only with respect to an extraordinary transaction such as a merger, reorganization, tender offer, sale or transfer of substantially all of the Fund’s assets, or liquidation.

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The Declaration of Trust includes provisions that could have the effect of limiting the ability of a shareholder to bring a derivative action. In addition to the requirements of Delaware law, no shareholder may bring a derivative or similar action or proceeding on behalf of the Fund to recover a judgment in its favor (a “Derivative Action”) unless certain requirements are met, including that, prior to the commencement of such Derivative Action, the complaining shareholders have made a written demand on the Trustees requesting that the Trustees cause the Fund to file the action itself. The demand shall be executed by or on behalf of no less than three complaining shareholders who together hold not less than ten percent (10%) of the outstanding shares, none of which shall be related to (by blood or by marriage) or otherwise affiliated with any other complaining shareholder (other than as shareholders of the Fund). The written demand and conditions thereto, shall not apply to claims arising under federal securities law. Within 90 calendar days of the receipt of a shareholder demand submitted in accordance with the requirements of Delaware law and the Declaration of Trust, the independent Trustees will consider the merits of the claim and determine whether maintaining a suit would be in the best interests of the Fund. This 90-day period may be extended by the independent Trustees up to 60 calendar days. The Declaration of Trust provides that a complaining shareholder whose demand is rejected or dismissed shall be responsible for the costs and expenses (including attorneys’ fees) incurred by the Fund in connection with its consideration of the demand, however, such reimbursement of costs and expenses shall not apply to claims arising under federal securities laws. The Declaration of Trust provides that shareholders irrevocably waive all right to trial by jury in any claim, suit, action or proceeding, including Derivative Actions. With the exception of claims arising under federal securities laws, the Declaration of Trust provides that claims must be brought exclusively in a Delaware state court, which could limit shareholder suits to an inconvenient and less favorable forum.

Reference should be made to the Declaration of Trust, which has been filed with the SEC for the full text of these provisions.

LEGAL MATTERS

Certain legal matters regarding the validity of the shares offered hereby have been passed upon for the Fund by Thompson Hine LLP, 3900 Key Center, 127 Public Square, Cleveland, Ohio 44114.

REPORTS TO SHAREHOLDERS

The Fund will send to its shareholders unaudited semiannual and audited annual reports, including a list of investments held.

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HOUSEHOLDING

In an effort to decrease costs, the Fund intends to reduce the number of duplicate annual and semiannual reports by sending only one copy of each to those addresses shared by two or more accounts and to shareholders reasonably believed to be from the same family or household. Before doing so, the Fund will obtain the written consent of the affected shareholder(s) or send the affected shareholder(s) a separate written notification of its intent to do so. Once implemented, a shareholder must call [ ] to discontinue householding and request individual copies of these documents. Once the Fund receives notice to stop householding, individual copies will be sent beginning 30 days after receiving your request. This policy does not apply to account statements.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[     ]. (“[      ]”) is the Fund’s independent registered public accounting firm. [          ] has offices located at [      ].

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PRIVACY NOTICE	October 2026

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number • Assets • Retirement Assets • Transaction History • Checking Account Information	• Purchase History • Account Balances • Account Transactions • Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

QUESTIONS?	Call 1-[ ]
WHO WE ARE

Who is providing this notice?	Rareview Securitized Income Fund

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WHAT WE DO
How does Rareview Securitized Income Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Rareview Securitized Income Fund collect my personal information?

We collect your personal information, for example, when you

•     Open an account

•     Provide account information

•     Give us your contact information

•     Make deposits or withdrawals from your account

•     Make a wire transfer

•     Tell us where to send the money

•     Tell us who receives the money

•     Show your government-issued ID

•     Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

•    Affiliates from using your information to market to you

•    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

DEFINITIONS
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • The Fund does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • The Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Fund doesn’t jointly market.

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PROSPECTUS

RAREVIEW SECURITIZED INCOME Fund

Shares of
Beneficial Interest

[______], 2026

Rareview Capital LLC

Investment Adviser

All dealers that buy, sell or trade the Fund’s shares, whether or not participating in this offering, may be required to deliver a prospectus when acting on behalf of the Fund’s Distributor.

You should rely only on the information contained in or incorporated by reference into this prospectus. The Fund has not authorized any other person to provide you with different information. If anyone provides you with different or inconsistent information, you should not rely on it. The Fund is not making an offer to sell these securities in any jurisdiction where the offer or sale is not permitted.

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The information in this statement of additional information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION

PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION
[___ _], 2026

PROSPECTUS

RAREVIEW SECURITIZED INCOME Fund

Principal Executive Offices
10785 W. Twain Avenue, Suite 210

Las Vegas, NV 89135

[Phone Number]

This Statement of Additional Information (“SAI”) is not a prospectus. This SAI should be read in conjunction with the prospectus of the Rareview Securitized Income Fund (the “Fund”), dated [_______], 2026 (the “Prospectus”), as it may be supplemented from time to time. The Prospectus is hereby incorporated by reference into this SAI (legally made a part of this SAI). Capitalized terms used but not defined in this SAI have the meanings given to them in the Prospectus. This SAI does not include all information that a prospective investor should consider before purchasing the shares of the Fund.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this SAI is truthful or complete. Any representation to the contrary is a criminal offense.

You should obtain and read the Prospectus and any related Prospectus supplement prior to purchasing any of the Fund’s securities. A copy of the Prospectus may be obtained without charge by calling the Fund toll-free at [   ] or by visiting the Fund’s website at [        ]. Information on the website is not incorporated herein by reference. You may obtain information about the Fund on a website maintained by the U.S. Securities and Exchange Commission (“SEC”) at www.sec.gov that contains the Fund’s SAI, material incorporated by reference, and other information regarding the Fund. Copies of these filings may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

GENERAL INFORMATION AND HISTORY

The Offering

The Fund is registering for one or more offerings to be made on an immediate, continuous or delayed basis, [common shares (“Common Shares”), preferred shares (“Preferred Shares”), and/or subscription rights to purchase Common Shares (“Rights,” and collectively with Common Shares and Preferred Shares, “Securities”)], in any combination. The Fund may offer and sell such Securities directly to one or more purchasers, to or through underwriters, through dealers or agents that the Fund designates from time to time, or through a combination of these methods. The prospectus supplement relating to any offering of Securities will describe such offering, including, as applicable, the names of any underwriters, dealers or agents and information regarding any applicable purchase price, fee, commission or discount arrangements made with those underwriters, dealers or agents or the basis upon which such amount may be calculated. The prospectus supplement relating to any Rights offering will set forth the number of Common Shares issuable upon the exercise of each Right (or number of Rights) and the other terms of such Rights offering. For more information about the manners in which the Fund may offer Securities, see “Plan of Distribution.”

General

The Fund is a diversified, closed-end management investment company. The Fund is organized as a [Delaware statutory trust] on [       ]. The Fund’s principal office is located at [       ], and its telephone number is [       ]. The investment objective and principal investment strategies of the Fund, as well as the principal risks associated with the Fund’s investment strategies, are set forth in the Prospectus. Certain additional investment information is set forth below. The Fund may issue an unlimited number of shares of beneficial interest. All shares of the Fund have equal rights and privileges. Each share of the Fund is entitled to one vote on all matters as to which shares are entitled to vote. In addition, each share of the Fund is entitled to participate, equally with other shares (i) in dividends and distributions declared by the Fund and (ii) upon liquidation, in the distribution of its proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of the Fund are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share. The Fund currently offers one class of shares.

Rareview Capital LLC (the “Adviser”) serves as the Fund’s investment adviser.

INVESTMENT OBJECTIVES AND POLICIES

Investment Objectives

The Fund seeks current income with a focus on capital preservation.

Fundamental Policies

The Fund’s stated fundamental policies, which may only be changed by the affirmative vote of a majority of the outstanding voting securities of the Fund (i.e., the Fund’s outstanding shares), are listed below. For the purposes of this SAI, “majority of the outstanding voting securities of the Fund” means the vote, at an annual or special meeting of shareholders, duly called, (a) of 67% or more of the shares present at such meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy or (b) of more than 50% of the outstanding shares, whichever is less. The Fund may not:

(1)	Borrow money, except to the extent permitted by the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund’s total assets, including the value of the assets purchased with the proceeds of its indebtedness, if any). The Fund may borrow for investment purposes, for temporary liquidity, or to finance repurchases of its shares.

(2)	Issue senior securities, except to the extent permitted by Section 18 of the 1940 Act (which currently limits the issuance of a class of senior securities that is indebtedness to no more than 33-1/3% of the value of the Fund’s total assets or, if the class of senior security is stock, to no more than 50% of the value of the Fund’s total assets).

(3)	Purchase securities on margin.

(4)	Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act in connection with the disposition of its portfolio securities. The Fund may invest in restricted securities (those that must be registered under the Securities Act before they may be offered or sold to the public).

(5)	Invest 25% or more of the market value of the Fund’s total assets in the securities of companies or entities engaged in any one industry or group of industries. This limitation does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities. The Fund will look through underlying funds, such as mutual funds, when measuring industry concentration.

(6)	Purchase or sell commodities, unless acquired as a result of ownership of securities or other investments, except that the Fund may (a) purchase and sell forward and futures contracts and options to the full extent permitted under the 1940 Act, (b) sell foreign currency contracts in accordance with any rules of the Commodity Futures Trading Commission, (c) invest in securities or other instruments backed by or linked to commodities, invest in companies that are engaged in a commodities business or have a significant portion of their assets in commodities, and (d) invest in commodity pools and other entities that purchase and sell commodities and commodity contracts.

(7)	Make loans to others, except (a) where each loan is represented by a note executed by the borrower, (b) through the purchase of debt securities in accordance with the Fund’s investment objective and policies, (c) to the extent the entry into a repurchase agreement, in a manner consistent with the Fund’s investment policies or as otherwise permitted under the 1940 Act, is deemed to be a loan, and (d) by loaning portfolio securities.

(8)	Purchase or sell real estate or interests in real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in securities that are secured by or represent interests in real estate (e.g., mortgage loans evidenced by notes or other writings defined to be a type of security), mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

Non-Fundamental Policies

The following are additional investment limitations of the Fund and may be changed by the Board of Trustees (the “Board” or “Trustees”) without shareholder approval.

(1) 80% Investment Policy. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securitized debt securities. Securitized debt securities entitle their holders to payments that depend primarily on the assets underlying the securities, and include, but are not limited to, asset-backed securities (“ABS”), collateralized mortgage obligations (“CMOs”), agency and non-agency residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”), mortgage real estate investment trusts (“REITs”) and collateralized loan obligations (“CLOs”). Shareholders of the Fund will be provided with at least 60 days’ prior notice of any change in the Fund’s 80% policy. The notice will be provided in a separate written document containing the following, or similar, statement, in boldface type: “Important Notice Regarding Change in Investment Policy.” The statement will also appear on the envelope in which the notice is delivered, unless the notice is delivered separately from other communications to the shareholder.

Restrictions and Subsequent Investments. If a restriction involving the Fund’s investments is adhered to at the time an investment is made, a subsequent change in the percentage of Fund assets invested in certain securities or other instruments, or change in average duration of the Fund’s investment portfolio, resulting from changes in the value of the Fund’s total assets, will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings shall be maintained in the manner contemplated by applicable law.

Additional Information About Investment Strategies and Risks

Bank Loans and Participations. The Fund’s investment program may include bank loans and participations. These obligations are subject to unique risks, including (i) the possible avoidance of an investment transaction as a “preferential transfer,” “fraudulent conveyance” or “fraudulent transfer,” among other avoidance actions, under relevant bankruptcy, insolvency and/or creditors’ rights laws, (ii) so-called “lender liability” claims by the issuer of the obligations, (iii) environmental liabilities that may arise with respect to collateral securing the obligations, (iv) limitations on the ability of the Fund to directly enforce its rights with respect to participations and (v) the contractual nature of participations where the Fund takes on the credit risk of the agent bank rather than the actual counterparty.

The Fund may acquire interests in loans either directly (by way of assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all of the rights and obligations of the assigning institution and becomes a contracting party under the loan agreement with respect to the loan; however, its rights can be more restricted than those of the assigning institution. Participations in a portion of a loan typically result in a contractual relationship only with the institution participating in the interest and not with the obligor. The Fund would, in such a case, have the right to receive payments of principal and interest to which it is entitled only from the institution selling the participation, and not directly from the obligor, and only upon receipt by such institution of such payments from the obligor. As the owner of a participation, the Fund generally will have no right to enforce compliance by the obligor with the terms of the loan agreement or to vote on amendments to the loan agreement, nor any rights of set-off against the obligor, and the Fund may not directly benefit from collateral supporting the loan in which it has purchased the participation. In addition, in the event of the insolvency of the selling institution, the Fund may be treated as a general creditor of such selling institution, and may not have any exclusive or senior claim with respect to the selling institution’s interest in, or the collateral with respect to, the applicable loan. Consequently, the Fund will assume the credit risk of both the obligor and the institution selling the participation to the Fund. As a result, concentrations of participations from any one selling institution would subject the Fund to an additional degree of risk with respect to defaults by such selling institution.

Investment Companies. The Fund may invest in registered investment companies (also referred to as “Underlying Funds”), which consist of open-end funds (mutual funds), closed-end funds, business development companies and exchange traded funds. Section 12(d)(1) of the 1940 Act provides that the Fund may not (1) purchase more than 3% of a registered investment company’s outstanding shares (the “3% Limit”), (2) invest more than 5% of the Fund’s assets in any single such investment company (the “5% Limit”), or (3) invest more than 10% of the Fund’s assets in investment companies overall (the “10% Limit”), unless: (i) the underlying investment company and/or the Fund relies on Rule 12d1-4 or has received an order for exemptive relief from such limitations from the SEC; and (ii) the underlying investment company and the Fund take appropriate steps to comply with Rule 12d1-4 or any conditions in an exemptive order, as the case may be.

Statutory Exemption from 5% and 10% Limits. Section 12(d)(1)(F) of the 1940 Act provides that the provisions of Section 12(d)(1) do not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund and (ii) the Fund has not, and is not proposing to, offer or sell any security issued by the Fund through a principal underwriter or otherwise at a public or offering price that includes a sales load of more than 1½% ( “Sales Load Limit”). Section 12(d)(1)(F) also requires that an investment company that issues shares to the Fund pursuant to Section 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days. Finally, Section 12(d)(1)(F) requires that the Fund (or the Adviser, acting on behalf of the Fund) comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security.

Purchases by “Affiliated Persons” of the Fund. The 3% Limit applies to purchases in aggregate by the Fund and any “affiliated persons” (as defined in the 1940 Act). Accordingly, when affiliated persons hold shares of any of the Underlying Funds, the Fund’s ability to invest fully in shares of those Underlying Funds is restricted, and the Adviser must then, in some instances, select alternative investments that would not have been its first preference. The 1940 Act also provides that an Underlying Fund whose shares are purchased by the Fund will be obligated to redeem shares held by the Fund only in an amount up to 1% of the Underlying Fund’s outstanding securities during any period of less than 30 days. Shares held by the Fund in excess of 1% of an Underlying Fund’s outstanding securities, therefore, will be considered not readily marketable securities.

“Covenant-Lite” Loans. The loan investments that the Fund holds may include “covenant-lite” or “cov-lite” loans. Cov-lite loans have fewer protective covenants than traditional loans have, which means that they are issued with fewer restrictions on the counterparty and fewer protections for the lender. For example, cov-lite loans tend to be more flexible with regard to the counterparty’s collateral and level of income and the loan’s payment terms, and they tend to have fewer requirements intended to protect the lender’s safety, such as financial maintenance tests that measure the debt-service capabilities of the counterparty. Cov-lite loans therefore may carry more risk to the lender (i.e., the Fund as investor) than traditional loans do.

“Unitranche” Loans. The Fund’s first lien loans may also include unitranche loans. Unitranche loans combine characteristics of traditional first lien senior secured loans as well as second lien and subordinated loans. Unitranche loans will expose the Fund to the risks associated with second lien and subordinated loans to the extent that the Fund invests in the “last out” tranche of a given unitranche loan.

Debtor-in-Possession (“DIP”) Loans. The Fund may invest in or extend loans to companies that have filed for protection under Chapter 11 of the U.S. Bankruptcy Code. DIP financings allow the entity to continue its business operations while reorganizing under Chapter 11 and such financings must be approved by the bankruptcy court. These DIP loans are most often working-capital facilities put into place at the outset of a Chapter 11 case to provide the debtor with both immediate cash and the ongoing working capital that will be required during the reorganization process. DIP financings are typically fully secured by a lien on the debtor’s otherwise unencumbered assets or secured by a junior lien on the debtor’s encumbered assets (so long as the loan is fully secured based on the most recent current valuation or appraisal report of the debtor). DIP financings are often required to close with certainty and in a rapid manner in order to satisfy existing creditors and to enable the issuer to emerge from bankruptcy. There is a risk that the counterparty will not emerge from Chapter 11 bankruptcy proceedings and be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, the Fund’s only recourse will be against the property securing the DIP financing.

Direct Lending. The Fund may participate in direct loan investments as a non-principal investment strategy. Direct loans typically consist of intermediate- to long-term borrowings by companies that are originated directly by lenders without the traditional intermediary role of a bank or broker. To the extent the Fund is the sole lender in privately offered debt, it may be solely responsible for the expense of servicing that debt, including, if necessary, taking legal actions to foreclose on any security instrument securing the debt. This may increase the risk and expense to the Fund compared to syndicated or publicly offered debt.

Restricted and Illiquid Securities. The Fund may not be able to readily dispose of illiquid securities at prices that approximate those at which the Fund could sell such securities if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations.

The Fund may purchase certain securities (“Rule 144A Securities”) eligible for resale to qualified institutional buyers as contemplated by Rule 144A under the Securities Act. Rule 144A provides an exemption from the registration requirements of the Securities Act for the resale of certain restricted securities to certain qualified institutional buyers. One effect of Rule 144A is that certain restricted securities may be considered liquid, though no assurance can be given that a liquid market for Rule 144A Securities will develop or be maintained. However, where a substantial market of qualified institutional buyers has developed for certain unregistered securities purchased by the Fund pursuant to Rule 144A under the Securities Act, the Fund intends to treat such securities as liquid securities in accordance with procedures approved by the Board of Trustees. Because it is not possible to predict with assurance how the market for Rule 144A Securities will develop, the Board of Trustees has directed the Adviser to monitor carefully any Fund investments in such securities, with particular regard to trading activity, availability of reliable price information and other relevant information. To the extent that, for a period of time, qualified institutional buyers cease purchasing restricted securities pursuant to Rule 144A, the Fund’s investment in such securities may have the effect of increasing the level of illiquidity in its investment portfolio during such period.

Rights Offerings and Warrants to Purchase. The Fund may participate in rights offerings and may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the rights’ and warrants’ expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

Special Situations. The Fund may invest in companies undergoing workouts, liquidations, reorganizations, bankruptcies, insolvencies or other fundamental changes or similar transactions. In any investment opportunity involving any such type of special situation, there exists the risk that the contemplated transaction will be unsuccessful, will take considerable time or will result in a distribution of cash or new securities, the value of which will be less than the purchase price to the Fund of the securities or other financial instruments in respect of which such distribution is received. Similarly, if an anticipated transaction does not in fact occur, the Fund may be required to sell its investment at a loss. The consummation of such transactions can be prevented or delayed by a variety of factors, including but not limited to (i) intervention of a regulatory agency, (ii) market conditions resulting in material changes in securities prices, (iii) compliance with any applicable bankruptcy, insolvency or securities laws, and (iv) the inability to obtain adequate financing. Because there is substantial uncertainty concerning the outcome of transactions involving financially troubled companies in which the Fund may invest, there is a potential risk of loss by the Fund of its entire investment in such companies.

Subordinated Debt. The Fund may invest in subordinated debt. Subordinated debt will be structured as unsecured, subordinated debt that provides for relatively high, fixed interest rates that provides the Fund with significant current interest income. This debt typically will have interest-only payments (often representing a combination of cash pay and payment-in-kind (“PIK”) interest) in the early years, with amortization of principal deferred to maturity. Subordinated debt generally allows the borrower to make a large lump sum payment of principal at the end of the loan term, and there is a risk of loss if the borrower is unable to pay the lump sum or refinance the amount owed at maturity. Subordinated debt is generally more volatile than secured debt and may involve a greater risk of loss of principal. Subordinated debt often includes a PIK feature, which effectively operates as negative amortization of loan principal, thereby increasing credit risk exposure over the life of the debt.

Unsecured Debt. The Fund may invest in unsecured debt. Unsecured debt, including senior unsecured and subordinated debt, will not be secured by any collateral and will be effectively subordinated to the borrower’s secured indebtedness (to the extent of the collateral securing such indebtedness) and will typically have maturities of three to ten years.

Certain Bankruptcy and Insolvency Issues. Some of the companies in which the Fund may invest may be involved in a complex bankruptcy or insolvency proceeding in the United States or elsewhere. There are a number of significant risks inherent in the bankruptcy or insolvency process. The Fund cannot guarantee the outcome of any bankruptcy or insolvency proceeding.

Under U.S. bankruptcy proceedings or other insolvency proceedings, the Fund may risk taking a loss on its investment and having its claim released or discharged against the debtor and third parties. For example, under a plan of reorganization, the Fund could receive a cash distribution for less than its initial investment or receive securities or other financial instruments in exchange for its claims, which then could be discharged and released against the debtor or other third parties. In addition, under U.S. bankruptcy proceedings, a debtor can effectuate a sale of assets with a purchaser acquiring such assets free and clear of any claims or liens underlying the Fund’s investment with the Fund having only potential recourse to the proceeds of the sale.

Under certain circumstances, payments to the Fund may be reclaimed, recharacterized or avoided if any such payment or distribution is later determined by the applicable court to have been a fraudulent conveyance, fraudulent transfer, or a preferential payment, or otherwise subject to avoidance under applicable law. In addition, especially in the case of investments made prior to the commencement of bankruptcy proceedings, creditors can lose their ranking and priority if they exercise “domination and control” of a debtor and other creditors can demonstrate that they have been harmed by such actions.

Many events in a bankruptcy are often beyond the control of the creditors. While creditors may be given an opportunity to object to or otherwise participate in significant actions, there can be no assurance that a court in the exercise of its broad powers or discretion would not approve actions that would be contrary to the interests of the Fund as a creditor.

The duration of a bankruptcy or insolvency proceeding is difficult to predict. A creditor’s return on investment can be adversely impacted by delays while a plan of reorganization is being negotiated, approved by the creditors, confirmed by the bankruptcy court or until the plan ultimately becomes effective. Similar delays can occur while a court may be considering a sale or other restructuring transaction. In addition, the administrative costs in connection with a bankruptcy or insolvency proceeding are frequently high and will be paid out of the debtor’s estate prior to any return to unsecured creditors or equity holders. If a proceeding involves protracted or difficult litigation, or turns into a liquidation, substantial assets may be devoted to administrative costs. Also, in the early stages of the bankruptcy process, it is often difficult to estimate the extent of, or even to identify, any contingent claims that might be made. Further, certain claims that have priority by law (for example, claims for taxes) may be quite substantial.

The effect of a bankruptcy filing on or by a portfolio company may adversely and permanently affect the portfolio company. The portfolio company may lose its market position, going concern value and key employees and otherwise become incapable of restoring itself as a viable entity. If for this or any other reason the proceeding is converted to a liquidation, the liquidation value of the portfolio company may not equal the liquidation value that was believed to exist at the time of the investment.

Equity Securities. In addition to common stocks, the Fund may invest in other types of equity securities, including preferred stocks, convertible securities, warrants and depository receipts.

Preferred Stock. Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to credit securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior credit security with similar stated yield characteristics. Unlike interest payments on credit securities, preferred stock dividends are payable only if declared by the issuer’s board of directors or equivalent body. Preferred stock also may be subject to optional or mandatory redemption provisions.

Convertible Securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock or other equity security of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible income securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may affect the convertible security’s investment value. Convertible securities rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument.

Fixed Income/Debt/Bond Securities. Yields on fixed income securities, are dependent on a variety of factors, including the general conditions of the money market and other fixed income securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. An investment in the Fund will be subjected to risk even if all fixed income securities in the Fund’s portfolio are paid in full at maturity. All fixed income securities, including U.S. government securities, can change in value when there is a change in interest rates or the issuer’s actual or perceived creditworthiness or ability to meet its obligations.

There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. In other words, an increase in interest rates produces a decrease in the market value of fixed-income securities. The longer the remaining maturity (and duration) of a security, the more interest rate changes will affect the market value of that security. Changes in the ability of an issuer to make payments of interest and principal and in the market’s perception of an issuer’s creditworthiness will also affect the market value of the debt securities of that issuer. Obligations of issuers of fixed income securities (including municipal securities) are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the U.S. Bankruptcy Code. In addition, the obligations of municipal issuers may become subject to laws enacted in the future by Congress, state legislatures, or referenda extending the time for payment of principal and/or interest or imposing other constraints on enforcement of such obligations or on the ability of municipalities to levy taxes. Changes in the ability of an issuer to make payments of interest and principal and in the market’s perception of an issuer’s creditworthiness will also affect the market value of the debt securities of that issuer. The possibility exists, therefore, that the ability of any issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

The corporate debt securities in which the Fund may invest include corporate bonds and notes and short-term investments such as commercial paper and variable rate demand notes. Commercial paper (short-term promissory notes) is issued by companies to finance their or their affiliate’s current obligations and is frequently unsecured. Variable and floating rate demand notes are unsecured obligations redeemable upon not more than 30 days’ notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to a direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days’ notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

The Fund may also invest in municipal or other equipment finance bonds or lease obligations. Such bonds or lease obligations may be issued by state and local governments and authorities to acquire equipment and facilities, such as vehicles, telecommunications and computer equipment and other capital assets. States have different requirements for issuing municipal debt and issuing municipal leases. Municipal leases are generally subject to greater risks than general obligation or revenue bonds because they usually contain a “non-appropriation” clause, which provides that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. Such non-appropriation clauses are required to avoid the municipal lease obligations from being treated as debt for state debt restriction purposes. Accordingly, such obligations are subject to “non-appropriation” risk. A municipal lease may be secured by the underlying capital asset, and it may be difficult to dispose of any such asset in the event of non-appropriation or other default.

The following describes some of the risks associated with fixed-income debt securities:

Interest Rate Risk. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes, although they usually offer higher yields to compensate investors for the greater risks. The longer the maturity of the security, the greater the impact a change in interest rates could have on the security’s price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates and long-term securities tend to react to changes in long-term interest rates.

Credit Risk. Fixed income securities have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of their issuers to make principal or interest payments, as compared to issuers of more highly rated securities.

Extension Risk. The Fund is subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as mortgage-backed securities) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration (i.e., interest-rate sensitivity) and potentially reduce the value of these securities.

Prepayment Risk. Certain types of debt securities, such as mortgage-backed securities, have yield and maturity characteristics corresponding to underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed securities may include both interest and a partial payment of principal. Besides the scheduled repayment of principal, payments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.

Securities subject to prepayment are less effective than other types of securities as a means of “locking in” attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments to take advantage of declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the Fund.

Collateralized Loan Obligation (CLO) Risk. In addition to the general risks associated with investments in debt instruments and securities discussed herein, CLOs carry additional risks, including but not limited to: (i) distributions from collateral may not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund’s investments in CLOs may be subordinate to other classes or tranches thereof; and (iv) the complex structure of the CLO investment may not be fully understood at the time of investment and may produce disputes with the issuer, holders of senior tranches or other unexpected investment results.

In addition, CLOs and other structured products are often governed by a complex series of legal documents and contracts, which define the class or tranche of each investment, and may also increase the risk of dispute over the interpretation and enforceability of such documents relative to other types of investments. In a typical CLO, the capital structure would include approximately 90% debt, of which over 85% is generally investment grade, with the remainder comprising the junior-most CLO securities, typically referred to as the CLO’s junior debt tranche and equity tranche. The Fund may acquire CLO investments that include such equity and junior debt securities, which are subordinate to more senior tranches of the CLO. Such CLO equity and junior debt securities are therefore subject to increased risk of default relative to the holders of more senior tranches of the CLO. The Fund’s investment in equity tranches of CLO securities will be in the first-loss position, and junior debt tranches typically will be subordinate to more senior positions. The Fund may recognize “phantom” taxable income (due to allocations of profits or cancellation of debt, which results in recognition of taxable income regardless of whether a corresponding amount of cash is actually received) from its investments in these subordinated tranches of CLOs and structured notes.

In connection with a primary issuance of a CLO, the structure of the CLO allows the CLO manager to purchase additional collateral (loans) for the CLO after the closing date of the Fund’s investment, during which the price and availability of additional collateral may be adversely affected by a number of market factors, including price volatility and availability of investments suitable for the CLO, which could hamper the ability of the collateral manager to acquire additional collateral that will satisfy specified concentration limitations and allow the CLO to reach the initial par amount of collateral prior to its effective date. An inability or delay in reaching the target initial par amount of collateral may adversely affect the timing and amount of interest or principal payments received by the holders of the CLO debt securities and distributions of the CLO on equity securities and could result in early redemptions which may cause CLO debt and equity investors to receive less than face value of their investment, resulting in a loss.

Generally, there may be less information available to the Fund regarding the underlying debt investments held by CLOs than if the Fund had invested directly in the debt of the underlying companies. As a result, the Adviser will not know the details of the underlying loans of the CLOs in which the Fund will invest. Investing in CLOs and/or such underlying loans involves potential losses from material misrepresentations or omissions by counterparties. Such inaccuracy or incompleteness may adversely affect the valuation of the Fund investments or may adversely affect the ability of the relevant investment to perfect or effectuate a lien on the collateral securing the loan. Any CLO in which the Fund may invest will rely on the accuracy and completeness of representations made by the underlying counterparties to the extent reasonable, but cannot guarantee such accuracy or completeness.

The Fund will have limited control of the administration and amendment of loans owned by any CLO in which the Fund invests. The Fund will not be able to directly enforce any rights and remedies in the event of a default of a loan held by a CLO vehicle. In addition, the terms and conditions of such loans in the equity and junior debt tranches of CLOs may be amended, modified or waived only by the agreement of the underlying lenders. Consequently, the terms and conditions of the payment obligations arising from such loans could be modified, amended or waived in a manner contrary to the Adviser’s preferences. In addition, the Fund will not be responsible for, and will have no influence over, management of any CLO portfolio in which it invests. As a result, the value of any CLO portfolio could decrease as a result of decisions made by its third-party managers.

Legislation commonly referred to as the Foreign Account Tax Compliance Act, or FATCA, imposes a withholding tax of 30% on payments of U.S. source interest and distributions, and gross proceeds from the disposition of an instrument that produces U.S. source interest or distributions paid after December 31, 2018, to certain non-U.S. entities, including certain non-U.S. financial institutions and investment funds, unless such non-U.S. entity complies with certain reporting requirements regarding its U.S. account holders and its U.S. owners. Most CLO vehicles in which the Fund may invest would be treated as non-U.S. financial entities for this purpose, and therefore would be required to comply with these reporting requirements to avoid the 30% withholding. If a CLO vehicle in which the Fund invests fails to properly comply with these reporting requirements, such 30% withholding could reduce the amounts available to distribute to equity and junior debt holders in the CLO vehicle, which could materially and adversely affect the Fund.

The failure by a CLO in which the Fund invests to satisfy financial covenants, including with respect to adequate collateralization and/or interest coverage tests, could lead to a reduction in the CLO’s payments to the Fund. In the event that a CLO fails certain tests, holders of CLO senior debt may be entitled to additional payments that would, in turn, reduce the payments the holders of the junior debt tranche and the equity tranche would otherwise be entitled to receive. Separately, the Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, in connection with a defaulting CLO or any other investment the Fund may make. If any of these occurs, it could adversely affect the Fund’s operating results and cash flows.

Any Fund CLO investment would be exposed to leveraged credit risk. If certain minimum collateral value ratios and/or interest coverage ratios are not met by a CLO, primarily due to defaults under the loans in which the CLO has invested, then cash flow that otherwise would have been available to pay distributions to the Fund on its CLO investments may instead be used to redeem senior tranches or to purchase additional collateral for all tranches, until the ratios again exceed the minimum required levels or senior tranches of CLO debt are repaid in full. Any Fund investment in CLOs (or their underlying loans) may prepay more quickly than expected, which could have an adverse impact on the Fund’s net assets and/or returns.

CLOs in which the Fund may invest may constitute “passive foreign investment companies” (“PFICs”). If the Fund acquires shares in a PFIC (including in CLOs that are PFICs), the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution,” or gain from the disposition of such shares, even if such income is distributed as a taxable dividend by the Fund to its shareholders. Certain elections may be available to mitigate or eliminate such tax on excess distributions, but such elections (if available) will generally require the Fund to recognize its share of the PFIC’s income for each year regardless of whether it receives any distributions from such PFICs. The Fund must nonetheless distribute such income to maintain its status as a RIC.

Asset-Backed Securities. Asset-backed securities represent participations in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receivables. Such assets are securitized using trusts and special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation, or other credit enhancements may be present.

Asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate. Accordingly, the Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and the Fund’s ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. To the extent that the Fund invests in asset-backed securities, the values of the Fund’s portfolio securities will vary with changes in market interest rates generally and the differentials in yields among various kinds of asset-backed securities.

Asset-backed securities present certain additional risks because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, if the issuer of an asset-backed security defaults on its payment obligations, it is possible that the Fund may be unable to possess and sell the underlying assets and that the Fund’s recoveries on repossessed collateral may not be available to support payments on these securities.

Mortgage-Backed Securities. The Fund may invest in a variety of mortgage-related and other asset-backed securities issued by government agencies or other governmental entities or by private originators or issuers.

Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMO”), commercial mortgage-backed securities (“CMBS”), mortgage dollar rolls, CMO residuals, adjustable-rate mortgage-backed securities (“ARMBS”), stripped mortgage-backed securities (“SMBS”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

Mortgage Pass-Through Securities. Interests in pools of mortgage-related securities differ from other debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass through” of the monthly payments made by the individual counterparties on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs that may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association (“GNMA”)) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether the mortgagor actually makes the payment.

The rate of prepayment on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. To the extent that unanticipated rates of prepayment on underlying mortgages increase the effective duration of a mortgage-related security, the volatility of such security can be expected to increase. The mortgage market in the United States has experienced heightened difficulties that may adversely affect the performance and market value of mortgage-related investments. Delinquencies and losses on residential and commercial mortgage loans (especially subprime and second-lien residential mortgage loans) and a decline in or flattening of property values (as has recently been experienced and may continue to be experienced in many markets) may exacerbate such delinquencies and losses. Borrowers with adjustable-rate mortgage loans are more sensitive to changes in interest rates, which affect their monthly mortgage payments, and may be unable to secure replacement mortgages at comparably low interest rates.

The principal U.S. governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae, but are not backed by the full faith and credit of the U.S. Government. Freddie Mac was created by Congress in 1970 to increase the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks but the common stock of which is now owned entirely by private stockholders. Freddie Mac issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities or private insurers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Fund’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originators/servicers and poolers, the Adviser determines that the securities meet the Fund’s quality standards. Securities issued by certain private organizations may not be readily marketable.

Collateralized Mortgage Obligations. A CMO is a debt obligation of a legal entity that is collateralized by mortgages and divided into classes. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans or private mortgage bonds, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, Freddie Mac or Fannie Mae and their income streams. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Actual maturity and average life will depend upon the pre-payment experience of the collateral. In the case of certain CMO (known as “sequential pay” CMO), payments of principal received from the pool of underlying mortgages, including prepayments, are applied to the classes of CMO in the order of their respective final distribution dates. Thus, no payment of principal will be made to any class of sequential pay CMO until all other classes having an earlier final distribution date have been paid in full. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Commercial Mortgage-Backed Securities. CMBS include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks include the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

CMO Residuals. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. The cash flow generated by the mortgage assets underlying a series of a CMO is applied first to make required payments of principal and interest on the CMO and second to pay the related administrative expenses and any management fee of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-backed securities (described below). In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances the Fund may fail to recoup fully its initial investment in a CMO residual. CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act. Irrespective, CMO residuals may be subject to certain restrictions on transferability.

Adjustable Rate Mortgage-Backed Securities. ARMBS have interest rates that reset at periodic intervals. Acquiring ARMBS permits the Fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMBS are based. ARMBS generally have higher current yield and lower price fluctuations than is the case with more traditional fixed-income instruments of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the Fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMBS, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, the Fund, when holding an ARMBS, does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMBS behave more like fixed-income instruments and less like adjustable-rate securities and are subject to the risks associated with fixed-income instruments. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable-rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.

When-Issued and Forward Commitment Securities. The Fund may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis in order to acquire the security or to hedge against anticipated changes in interest rates and prices. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it might incur a gain or loss. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, it will designate on its books and records cash or liquid credit securities equal to at least the value of the when-issued or forward commitment securities. The value of these assets will be monitored daily to ensure that their marked-to-market value will at all times equal or exceed the corresponding obligations of the Fund. There is always a risk that the securities may not be delivered and that the Fund may incur a loss. Settlements in the ordinary course, which may take substantially more than five business days, are not treated by the Fund as when-issued or forward commitment transactions and accordingly are not subject to the foregoing restrictions.

Securities purchased on a forward commitment or when-issued basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public’s perception of the creditworthiness of the issuer and changes, actual or anticipated, in the level of interest rates. Securities purchased with a forward commitment or when-issued basis may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued basis can involve the additional risks that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment or when-issued basis when the Fund is fully invested may result in greater potential fluctuation in the value of the Fund’s net assets and its net asset value per share.

The risks and effect of settlements in the ordinary course on the Fund’s NAV are not the same as the risks and effect of when-issued and forward commitment securities.

The purchase price of when-issued and forward commitment securities are expressed in yield terms, which reference a floating rate of interest, and is therefore subject to fluctuations of the security’s value in the market from the date of the Fund’s commitment (the “Commitment Date”) to the date of the actual delivery and payment for such securities (the “Settlement Date”). There is a risk that, on the Settlement Date, the Fund’s payment of the final purchase price, which is calculated on the yield negotiated on the Commitment Date, will be higher than the market’s valuation of the security on the Settlement Date. This same risk is also borne if the Fund disposes of its right to acquire a when-issued security, or its right to deliver or receive a forward commitment security, and there is a downward market movement in the value of the security from the Commitment Date to the Settlement Date. No income accrues to the Fund during the period from the Commitment Date to the Settlement Date. On the other hand, the Fund may incur a gain if the Fund invests in when-issued and forward commitment securities and correctly anticipates the rise in interest rates and prices in the market.

The settlements of secondary market purchases of senior loans in the ordinary course, on a settlement date beyond the period expected by loan market participants (i.e., generally T+7 for par loans and T+20 for distressed loans, in other words more than seven or twenty business days beyond the trade date, respectively) are subject to the delayed compensation mechanics prescribed by the Loan Syndications and Trading Association (“LSTA”). For par loans, income accrues to the buyer of the senior loan (the “Buyer”) during the period beginning on the last date by which the senior loan purchase should have settled (T+7) to and including the actual settlement date. Should settlement of a par senior loan purchase in the secondary market be delayed beyond the T+7 period prescribed by the LSTA, the Buyer is typically compensated for such delay through a payment from the seller of the senior loan (this payment may be netted from the wire released on settlement date for the purchase price of the senior loan paid by the Buyer). In brief, the adjustment is typically calculated by multiplying the notional amount of the trade by the applicable margin in the applicable loan agreement pro-rated for the number of business days (calculated using a year of 360 days) beyond the settlement period prescribed by the LSTA, plus any amendment or consent fees that the Buyer should have received. Furthermore, the purchase of a senior loan in the secondary market is typically negotiated and finalized pursuant to a binding trade confirmation, and therefore, the risk of non-delivery of the security to the Fund is reduced or eliminated when compared with such risk when investing in when-issued or forward commitment securities.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements with respect to its portfolio investments subject to the investment restrictions set forth herein. Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement by the Fund to repurchase the securities at an agreed upon price, date and interest payment. At the time the Fund enters into a reverse repurchase agreement, it may designate on its books and records liquid instruments having a value not less than the repurchase price (including accrued interest). If the Fund establishes and maintains such a segregated account, a reverse repurchase agreement will not be considered a borrowing by the Fund for purposes of the 1940 Act; however, under certain circumstances in which the Fund does not establish and maintain such a segregated account, such reverse repurchase agreement will be considered a derivative for the purpose of the Fund’s limitation under Rule 18f-4. The use by the Fund of reverse repurchase agreements involves many of the same risks of leverage since the proceeds derived from such reverse repurchase agreements may be invested in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities acquired in connection with the reverse repurchase agreement may decline below the price of the securities the Fund has sold but is obligated to repurchase. Also, reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund in connection with the reverse repurchase agreement may decline in price.

If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreement.

Repurchase Agreements. The Fund may invest in repurchase agreements. A repurchase agreement is a contractual agreement whereby the seller of securities agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed-upon repurchase price determines the yield during the Fund’s holding period. Repurchase agreements are considered to be loans collateralized by the underlying security that is the subject of the repurchase contract. The Fund will only enter into repurchase agreements with registered securities dealers or domestic banks that, in the opinion of the Adviser, present minimal credit risk. The risk to the Fund is limited to the ability of the issuer to pay the agreed-upon repurchase price on the delivery date; however, although the value of the underlying assets at the time the transaction is entered into always equals or exceeds the agreed-upon repurchase price, if the value of the collateral declines there is a risk of loss of both principal and interest. In the event of default, the collateral may be sold but the Fund might incur a loss if the value of the collateral declines, and might incur disposition costs or experience delays in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by the Fund may be delayed or limited. The Adviser will monitor the value of the collateral at the time the transaction is entered into and at all times subsequent during the term of the repurchase agreement in an effort to determine that such value always equals or exceeds the agreed-upon repurchase price. In the event the value of the collateral declines below the repurchase price, the Adviser will demand additional collateral from the issuer to increase the value of the collateral to at least that of the repurchase price, including interest.

Royalty Trusts. The Fund may invest in U.S. royalty trusts. U.S. royalty trusts are generally not subject to U.S. federal corporate income taxation at the trust or entity level. Instead, each unitholder of the U.S. royalty trust is required to take into account its share of all items of the U.S. royalty trust’s income, gain, loss, deduction and expense. It is possible that the Fund’s share of taxable income from a U.S. royalty trust may exceed the cash actually distributed to it from the U.S. royalty trust in a given year. In such a case, the Fund will have less after-tax cash available for distribution to shareholders.

Co-Investments. Opportunities for co-investments may arise when the Adviser or its affiliates become aware of investment opportunities that may be appropriate for the Fund and other clients of the Adviser or its affiliates. As a closed-end investment company, without an exemptive order, the Fund is limited in its ability to co-invest in privately negotiated transactions with other clients of the Adviser or its affiliates. However, registered closed-end funds are permitted to, and may, simultaneously co-invest in transactions where price is the only negotiated term.

The Fund relies, in part, on the Adviser and its affiliates to assist with identifying and executing upon investment opportunities and on the Board of Trustees to review and approve the terms of the Fund’s participation in co-investment transactions with the Adviser and its affiliates where price is the only negotiated term. The Adviser and its affiliates are not restricted from forming additional investment funds, entering into other investment advisory relationships or engaging in other business activities. These activities could be viewed as creating a conflict of interest in that the time and effort of the Adviser, its affiliates and their officers and employees will not be devoted exclusively to the Fund’s business, but will be allocated between the Fund and such other business activities of the Adviser and its affiliates in a manner that the Adviser deems necessary and appropriate.

Neither the Adviser nor individuals employed by the Adviser are generally prohibited from raising capital for and managing other investment entities that make the same types of investments that the Fund targets. As a result, the time and resources that these individuals may devote to the Fund may be diverted. In addition, the Fund may compete with any such investment entity for the same investors and investment opportunities. The Adviser, whose primary business includes the origination of investments, engages in investment advisory business with funds and accounts that may compete with the Fund.

Cash Equivalents and Short-Term Debt Securities. For temporary defensive purposes, the Fund may invest up to 100% of its assets in cash equivalents and short-term debt securities. Short-term debt investments having a remaining maturity of 60 days or less when purchased will be valued at cost, adjusted for amortization of premiums and accretion of discounts. Short-term debt securities are defined to include, without limitation, the following:

(1)	U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest that are either issued or guaranteed by the U.S. Treasury or by other U.S. government agencies or instrumentalities. U.S. government securities include securities issued by: (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration and Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks and Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. Although the U.S. Government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so because it is not so obligated by law. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities. Consequently, the value of such securities may fluctuate.

(2)	Certificates of deposit issued against funds deposited in a bank or a savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return and are normally negotiable. The issuer of a certificate of deposit agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Certificates of deposit purchased by the Fund may not be fully insured by the Federal Deposit Insurance Corporation;

(3)	Repurchase agreements, which involve purchases of debt securities (see section below entitled “Repurchase Agreements” for additional detail). At the time the Fund purchases securities pursuant to a repurchase agreement, it simultaneously agrees to resell and redeliver such securities to the seller, who also simultaneously agrees to buy back the securities at a fixed price and time. This assures a predetermined yield for the Fund during its holding period, because the resale price is always greater than the purchase price and reflects an agreed-upon market rate. Such actions afford an opportunity for the Fund to invest temporarily available cash. The Fund may enter into repurchase agreements only with respect to obligations of the U.S. Government, its agencies or instrumentalities; certificates of deposit; or bankers’ acceptances in which the Fund may invest. Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to the Fund is limited to the ability of the seller to pay the agreed-on sum on the repurchase date; in the event of default, the repurchase agreement provides that the Fund is entitled to sell the underlying assets. If the value of the collateral declines after the agreement is entered into, and if the seller defaults under a repurchase agreement when the value of the underlying asset is less than the repurchase price, the Fund could incur a loss of both principal and interest. If the Fund were to invest in repurchase agreements, the Adviser would monitor the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. In so doing, the Adviser would seek to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of the Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the U.S. Bankruptcy Code; and

(4)	Commercial paper, which consists of short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and a corporation. There is no secondary market for such notes. However, they are redeemable by the Fund at any time. Before the Fund invested in such instruments, the Adviser would consider the financial condition of the corporation (e.g., earning power, cash flow and other liquidity ratios) and would monitor the corporation’s ability to meet all of its financial obligations, because the Fund’s liquidity might be impaired if the corporation were unable to pay principal and interest on demand. Investments in commercial paper will be limited to commercial paper rated in the highest categories by a major rating agency and which either mature within one year of the date of purchase or carry a variable or floating rate of interest.

Money Market Instruments. The Fund may invest, for defensive purposes or otherwise, some or all of its assets in high quality fixed-income securities, money market instruments and money market mutual funds, or hold cash or cash equivalents in such amounts as the Adviser deems appropriate under the circumstances. In addition, the Fund or a pooled investment vehicle in which the Fund invests may invest in these instruments pending allocation of its respective offering proceeds. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less and may include U.S. government securities, commercial paper, certificates of deposit and bankers acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements.

MANAGEMENT OF THE FUND

The Board of Trustees has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund’s business. The Board of Trustees exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation. The business of the Fund is managed under the direction of the Board of Trustees in accordance with the Agreement and Declaration of Trust and the Fund’s By-Laws (the “Governing Documents”), each as amended from time to time, which have been filed with the SEC and are available upon request.

The Board of Trustees consists of [       ] individuals, [       ] of whom are not “interested persons” (as defined under the 1940 Act) of the Fund, the Adviser, or the Distributor (“Independent Trustees”). Interested persons generally include affiliates, immediate family members of affiliates, any partner or employee of the Fund’s legal counsel, and any person who has engaged in portfolio transactions for the Fund or who has loaned the Fund money or property within the previous six months. Pursuant to the Governing Documents, the Board of Trustees shall elect officers including a President, a Chief Compliance Officer, a Treasurer, a Secretary and such other officers, if any, as the Trustees from time to time may in their discretion elect. The Board of Trustees retains the power to conduct, operate and carry on the business of the Fund and has the power to incur and pay any expenses that, in the opinion of the Board of Trustees, are necessary or incidental to carrying out any of the Fund’s purposes. The Trustees, officers, employees and agents of the Fund, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties.

Board Leadership Structure

The Trust is led by [       ], who has served as [       ] since [       ], 2026, and is an [interested/independent Trustee]. Under certain 1940 Act governance guidelines that apply to the Fund, the Independent Trustees meet in executive session, at least quarterly. Under the Governing Documents, the Chairman is generally responsible for various duties including: (a) presiding at meetings of the Board of Trustees, (b) calling special meetings on an as-needed basis, and (c) execution and administration of Fund policies including (i) setting the agendas for meetings of the Board of Trustees and (ii) providing information to Trustees in advance of each meeting of the Board of Trustees and between meetings of the Board of Trustees. The Fund believes that its Chairman, the chair of the Audit Committee, and, as an entity, the full Board of Trustees, provide effective leadership that is in the best interests of the Fund and each shareholder.

Board Risk Oversight

The Board of Trustees is comprised of [   ] Independent Trustees and [   ] interested Trustees, with a standing independent Audit Committee with a separate chair. The Board of Trustees is responsible for overseeing risk management, and the full Board of Trustees regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary. The Audit Committee considers financial and reporting risk within its area of responsibilities. Generally, the Board of Trustees believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information.

Trustee Qualifications

Generally, the Fund believes that each Trustee is competent to serve because of such Trustee’s individual overall merits including:(i) experience, (ii) qualifications, (iii) attributes and (iv) skills.

[Trustee Bio]

[Trustee Bio]

[Trustee Bio]

The Fund does not believe any one factor is determinative in assessing a Trustee’s qualifications, but that the collective experience of each Trustee makes them each highly qualified.

Following is a list of the Trustees and executive officers of the Fund and their principal occupations over the previous five years. Unless otherwise noted, the address of each Trustee and Officer is c/o [       ]. The fund complex currently consists of [the Fund].

Independent Trustees

Name, Address* and Year of Birth	Position/ Term of Office**	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During Last 5 Years

* Unless otherwise noted, the address of each Trustee is c/o [       ].

**	The term of office for each Trustee and officer listed above will continue indefinitely.

Interested Trustees and Officers

Name, Address* and Year of Birth	Position/ Term of Office**	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During Last 5 Years

* Unless otherwise noted, the address of each Trustee is c/o [       ].

**	The term of office for each Trustee and officer listed above will continue indefinitely.

Board Committees

Audit Committee

The Board of Trustees has an Audit Committee, which consists of [       ] Trustees, each of whom is not an “interested person” of the Fund within the meaning of the 1940 Act. The Audit Committee’s responsibilities include: (i) recommending to the Board of Trustees the selection, retention or termination of the Fund’s independent auditors; (ii) reviewing with the independent auditors the scope, performance and anticipated cost of their audit; (iii) discussing with the independent auditors certain matters relating to the Fund’s financial statements, including any adjustment to such financial statements recommended by such independent auditors, or any other results of any audit; (iv) reviewing on a periodic basis a formal written statement from the independent auditors with respect to their independence, discussing with the independent auditors any relationships or services disclosed in the statement that may impact the objectivity and independence of the Fund’s independent auditors and recommending that the Board of Trustees take appropriate action in response thereto to satisfy itself of the auditor’s independence; and (v) considering the comments of the independent auditors and management’s responses thereto with respect to the quality and adequacy of the Fund’s accounting and financial reporting policies and practices and internal controls. The Audit Committee operates pursuant to an Audit Committee Charter. The Audit Committee has held [       ] meetings as of the date of this SAI.

Due to the size of the Board of Trustees, the Audit Committee is also responsible for seeking and reviewing nominee candidates for consideration as Independent Trustees as is from time to time considered necessary or appropriate. The Audit Committee reviews all nominations of potential trustees made by Fund management and by Fund shareholders, which includes all information relating to the recommended nominees that is required to be disclosed in solicitations or proxy statements for the election of directors, including without limitation the biographical information and the qualifications of the proposed nominees. Shareholders interested in nominating potential trustees should submit their nominations to Secretary, [       ]. Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board of Trustees and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Audit Committee. The Audit Committee is also responsible for reviewing and setting Independent Trustee compensation from time to time when considered necessary or appropriate.

Trustee Ownership

The following table indicates the dollar range of equity securities that each Trustee beneficially owned in the Fund as of the date of this SAI:

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies

Compensation

Each Trustee who is not affiliated with the Fund or the Adviser will receive an annual fee of [   ] plus [   ] per in-person meeting and [   ] per electronic meeting and reimbursement for any reasonable expenses incurred attending such meetings. Each Trustee who is affiliated with the Fund or the Adviser receives reimbursement for any reasonable expenses incurred attending meetings of the Board of Trustees. No executive officer receives compensation from the Fund.

The table below details the amount of compensation the Trustees are expected to receive from the Fund on an annual basis. The Fund does not have a bonus, profit sharing, pension or retirement plan.

Name of Trustee	Aggregate Compensation From the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust Paid to Directors

CODES OF ETHICS

Each of the Fund and the Adviser has adopted a code of ethics under Rule 17j-1 of the 1940 Act (collectively, the “Codes of Ethics”). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by covered personnel (each an “Access Person”). The Codes of Ethics apply to the Fund and permit an Access Person, subject to certain restrictions, to invest in securities, including securities that may be purchased or held by the Fund. Under the Codes of Ethics, an Access Person may engage in personal securities transactions, but is required to report such personal securities transactions for monitoring purposes. In addition, certain Access Persons are required to obtain prior written approval before investing in initial public offerings or private placements. The Codes of Ethics are available on the EDGAR database on the SEC’s website at www.sec.gov, and also may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

PROXY VOTING POLICIES AND PROCEDURES

The Board of Trustees has adopted Proxy Voting Policies and Procedures (“Proxy Voting Policies”) on behalf of the Fund, which delegate the responsibility for voting proxies to the Adviser, subject to the Board of Trustees’ continuing oversight. The Proxy Voting Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Adviser is required to present to the Board of Trustees, at least annually, the Adviser’s Proxy Voting Policies and a record of each proxy voted by the Adviser on behalf of the Fund, including a report on the resolution of all proxies identified by the Adviser involving a conflict of interest.

Where a proxy proposal raises a material conflict between the interests of the Adviser, any affiliated person(s) of the Adviser, the Fund’s principal underwriter (Distributor) or any affiliated person of the principal underwriter (Distributor), or any affiliated person of the Fund and the Fund’s or its shareholder’s interests, the Adviser will resolve the conflict by either (i) voting in accordance with the guidelines of the Proxy Voting Policies (which may include utilizing an independent third party to vote such proxies) or (ii) disclosing the conflict to affected clients to give them the opportunity to vote the proxies in question themselves. A copy of the Adviser’s proxy voting policies, which apply to the Adviser and its personnel, is attached hereto as Appendix A.

Information regarding how the Fund voted proxies relating to portfolio securities held by the Fund during the most recent 12-month period ending June 30 will be available (1) without charge, upon request, by calling the Fund toll-free at 1-800-251-8112 and (2) on the SEC’s website at www.sec.gov. In addition, a copy of the Fund’s Proxy Voting Policies is also available by calling toll-free at 1-800-251-8112 and will be sent within three business days of receipt of a request.

CONTROL PERSONS AND PRINCIPAL HOLDERS

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a class of a fund. A control person is one who owns (either directly or indirectly) more than 25% of the voting securities of a company or acknowledges the existence of control. A control person may be able to determine the outcome of a matter put to a shareholder vote.

Set forth below are the names, addresses and percentages of ownership of each entity or person that was a principal shareholder of the Fund as of the date of this SAI:

[                    ]

As of the date of this SAI, the Trustees and officers beneficially owned less than one percent of the Fund’s outstanding shares.

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser

The Adviser, located at 10785 W. Twain Avenue, Suite 210, Las Vegas, NV 89135, serves as the Fund’s investment adviser. The Adviser is a newly-formed investment adviser registered for the purposes of advising the Fund.

Under the general supervision of the Board of Trustees, the Adviser carries out the investment and reinvestment of the net assets of the Fund, furnishes continuously an investment program with respect to the Fund, and determines which securities should be purchased, sold or exchanged. In addition, the Adviser supervises and provides oversight of the Fund’s service providers. The Adviser furnishes to the Fund office facilities, equipment and personnel for servicing the management of the Fund. The Adviser may employ research services and service providers to assist in the Adviser’s market analysis and investment selection. The Adviser compensates all Adviser personnel who provide services to the Fund.

A discussion regarding the basis for the Board of Trustees’ approval of the Advisory Agreement will be included in the Fund’s first annual or semi-annual report to shareholders.

Under the general supervision of the Board of Trustees, the Adviser carries out the investment and reinvestment of the net assets of the Fund, furnishes continuously an investment program with respect to the Fund, and determines which securities should be purchased, sold, or exchanged. In addition, the Adviser supervises and provides oversight of the Fund’s service providers. The Adviser furnishes to the Fund office facilities, equipment, and personnel for servicing the management of the Fund. The Adviser may employ research services and service providers to assist in the Adviser’s market analysis and investment selection. The Adviser compensates all Adviser personnel who provide services to the Fund.

Pursuant to the Advisory Agreement, and in consideration of the advisory services provided by the Adviser to the Fund, the Adviser is entitled to a management fee (the “Management Fee”) calculated at an annual rate of [       ]% of the Fund’s average daily net assets. The Management Fee will be payable monthly in arrears.

The Adviser and the Fund have entered into an expense limitation agreement (the “Expense Limitation Agreement”) under which the Adviser has agreed, for at least one year from the effective date of the Fund’s registration statement, to waive its management fees and to pay or absorb the ordinary operating expenses (including organizational and offering expenses) of the Fund (excluding interest, dividends, amortization/accretion and interest on securities sold short, brokerage commissions, acquired fund fees and expenses and extraordinary expenses), to the extent that the management fees plus the Fund’s ordinary annual operating expenses exceed [   ]% per annum of the Fund’s average daily net assets. The Expense Limitation Agreement may not be terminated by the Adviser, but it may be terminated by the Board of Trustees upon written notice to the Adviser. Any waiver and reimbursement by the Adviser is subject to repayment by the Fund within the three years from the date the Adviser waived or made any reimbursement payment, if the Fund is able to make the repayment (after the repayment amount is taken into consideration) without exceeding the lesser of the expense limitation in place at the time of the waiver or the current expense limitation and the repayment is approved by the Board of Trustees.

Conflicts of Interest

The Adviser currently or in the future may provide investment advisory and other services, directly and through affiliates, to various affiliated entities and accounts other than the Fund (“Adviser Accounts”). The Fund has no interest in these activities. The Adviser and the investment professionals, who on behalf of the Adviser provide investment advisory services to the Fund, are engaged in substantial activities other than on behalf of the Fund, may have differing economic interests in respect of such activities, and may have conflicts of interest in allocating their time and activity between the Fund and the Adviser Accounts. Such persons devote only so much time to the affairs of the Fund as in their judgment is necessary and appropriate.

Distributor

[        ], located at [          ], serves as the Fund’s principal underwriter and acts as the distributor of the Fund’s shares on a commercially reasonable efforts basis, subject to various conditions.

PORTFOLIO MANAGERS

As described in the Prospectus, [       ] serve as the Portfolio Managers for the Fund and are responsible for the day-to-day management of the Fund.

As of [       ], 2026, the Portfolio Managers managed the following accounts in addition to the Fund:

[ ]	Other Accounts Managed		Other Accounts Managed Subject to a Performance Fee
Account Type	Number of Accounts	Assets Under Management (millions)	Number of Accounts	Assets Under Management (millions)
Registered Investment Companies	[ ]	[ ]	0	[ ]
Other Pooled Investment Vehicles	[ ]	[ ]	0	[ ]
Other Accounts	[ ]	[ ]	0	[ ]

Portfolio Manager Compensation

With respect to the Fund, each Portfolio Manager is compensated with a salary and discretionary bonus paid by the Adviser; and [     ] receives a share of Adviser profits based upon [their] ownership [interest/interests].

Conflicts of Interest

Set out below are practices that the Adviser may follow.

Because each Portfolio Manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities for accounts with similar strategies. In addition, the Portfolio Managers, who on behalf of the Adviser provide investment advisory services to the Fund, may be engaged in substantial activities other than on behalf of the Adviser or Fund, may have differing economic interests in respect of such activities, and may have conflicts of interest in allocating their time and activity between the Fund and other accounts. To the extent a conflict of interest arises in connection with a prospective investment by the Fund, the Adviser will take appropriate steps to mitigate that conflict. Such persons devote only so much time to the affairs of the Fund and Adviser as in his or her judgment is necessary and appropriate.

The Adviser and the Portfolio Managers attempt to avoid conflicts of interest that may arise as a result of the management of multiple client accounts. The Adviser and the Portfolio Managers have adopted allocation policies and procedures intended to treat all client accounts (including the Fund) in a fair and equitable manner. Such allocation policies and procedures also apply to situations in which an investment opportunity of a limited amount, size or quantity is appropriate for more than one client account and require that the Adviser allocate investment opportunities among such accounts in a fair and equitable manner (e.g., on a pro rata or alternating basis). To the extent that a Portfolio Manager seeks to purchase or sell the same security for multiple client accounts, the Portfolio Manager may aggregate, or bunch, these orders where he or she deems this to be appropriate and consistent with applicable regulatory requirements. When a bunched order (if any) is filled in its entirety, each participating client account will participate at the average security prices for the bunched order. When a bunched order (if any) is only partially filled, the securities purchased will be allocated on a pro-rata basis to each account participating in the bunched order based on the initial amount requested for the account, subject to certain exceptions. Each participating account will receive the average price for the bunched order on the same business day.

ALLOCATION OF BROKERAGE

Specific decisions to purchase or sell securities for the Fund are made by the Portfolio Managers, who are employees of the Adviser. The Adviser is authorized by the Board of Trustees to allocate the orders placed on behalf of the Fund to brokers or dealers that may, but need not, provide research or statistical material or other services to the Fund or the Adviser for the Fund’s use. Such allocation is to be in such amounts and proportions as the Adviser may determine.

In selecting a broker or dealer to execute each particular transaction, the Adviser (as applicable) will take into consideration, among other qualitative factors:

●	The ability to effect prompt and reliable executions at favorable prices (including the applicable dealer spread or commission, if any);

●	The operational efficiency with which transactions are effected and the efficiency of error resolution, taking into account the size of order and difficulty of execution;

●	The financial strength, integrity and stability of the broker;

●	Special execution capabilities;

●	Clearance;

●	Settlement;

●	Reputation;

●	On-line pricing;

●	Block trading and block positioning capabilities;

●	Willingness to execute related or unrelated difficult transactions in the future;

●	Order of call;

●	Online access to computerized data regarding client accounts;

●	Custodial (and other) services provided by such brokers and/or dealers that may potentially enhance the Adviser’s general portfolio management capabilities;

●	Performance measurement data;

●	Financing terms;

●	The quality, comprehensiveness and frequency of available research and related services considered to be of value;

●	Provision of the opportunity to participate in capital introduction events sponsored by the broker-dealer; and

●	Commission-sharing agreements that are in effect at the time of the transaction.

The Adviser will also take into consideration, among other quantitative factors:

●	Price;

●	Cost of transaction;

●	Speed of execution;

●	Likelihood of execution and/or settlement;

●	Size and complexity of the order;

●	Characteristics and nature of the orders; and

●	Applicable credit rating of the investment.

The Adviser is not required to weigh any of these factors equally.

Brokers or dealers executing a portfolio transaction on behalf of the Fund may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if the Adviser determines in good faith that such commission is reasonable in relation to the value of brokerage and research services provided to the Fund. In allocating portfolio brokerage, the Adviser may select brokers or dealers that also provide brokerage, research and other services to other accounts over which the Adviser exercises investment discretion. Eligible research or brokerage services through which portfolio transaction are executed may include research reports on particular industries and companies, economic surveys and analyses, recommendations as to specific securities, online quotations, news services, financial publications and other products and services (e.g., software applications for market quotes and news and databases providing investment and industry data) providing lawful and appropriate assistance to the Portfolio Managers and their designees in the performance of their investment decision-making responsibilities on behalf of the Fund. Some of the services received as a result of Fund transactions may primarily benefit accounts other than the Fund, while services received as the result of portfolio transactions effected on behalf of those other accounts may primarily benefit the Fund.

Affiliated Party Transactions

The Adviser and its affiliates will not purchase securities or other property from, or sell securities or other property to, the Fund, except that the Fund may (in accordance with applicable rules under the 1940 Act) transact with accounts that are affiliated with the Fund as a result of common officers, directors, advisers, members, managing general partners or common control. These transactions would be effected in circumstances pursuant to policies adopted by the Board of Trustees pursuant to Rule 17a-7 under the 1940 Act, in which the Adviser has determined that it would be appropriate for the Fund to purchase and another client to sell, or the Fund to sell and another client to purchase, the same security or instrument on the same day.

If the Adviser places Fund trades through an affiliated broker (if any), the trades will be executed under a policy adopted by the Board of Trustees pursuant to Section 17(e) of and Rule 17(e)(1) under the 1940 Act, which places limitations on the securities transactions effected through affiliates. The Board of Trustees reviews the Fund’s policy with respect to brokerage from time to time. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be modified.

TAX STATUS

The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. All shareholders should consult a qualified tax adviser regarding their investment in the Fund.

The Fund intends to qualify as a regulated investment company under Subchapter M of the Code, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, the Fund should not be subject to federal income or excise tax on its net investment income or net capital gain, which are distributed to shareholders in accordance with applicable timing requirements. Net investment income and net capital gain of the Fund will be computed in accordance with Section 852 of the Code. Net investment income is made up of dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryforward of the Fund.

Because the Fund intends to distribute all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Code, it should not be required to pay any federal income or excise taxes. Distributions of net investment income will be made quarterly and net capital gain will be made after the end of each fiscal year, and no later than December 31 of each year. Both types of distributions will be in shares of the Fund unless a shareholder elects to receive cash.

To be treated as a regulated investment company under Subchapter M of the Code, the Fund must also (a) derive at least 90% of its gross income (the “Income Test”) from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund’s assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer to an amount not greater than 5% of the market value of the Fund’s assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer, two or more issuers that the Fund controls and that are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

Some of the income and fees that the Fund will recognize may not satisfy the Income Test. In order to ensure that such income and fees do not disqualify the Fund as a regulated investment company for a failure to satisfy such test, the Fund may be required to recognize such income and fees indirectly through one or more entities treated as corporations for U.S. federal income tax purposes. Any such corporation will be required to pay U.S. corporate income tax on its earnings, which ultimately will reduce the Fund’s return on such income and fees.

If the Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such, the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the Fund generally would not be liable for income tax on the Fund’s net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

The Fund is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a formula prescribed in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund’s ordinary income for the calendar year and at least 98.2% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Fund during the preceding calendar year. Under ordinary circumstances, the Fund expects to time its distributions so as to avoid liability for this tax.

The following discussion of tax consequences is for the general information of shareholders that are subject to tax. Shareholders that are IRAs or other qualified retirement plans are exempt from income taxation under the Code.

Distributions of taxable net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income.

Distributions of net capital gain (“capital gain dividends”) generally are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund have been held by such shareholders.

A shareholder’s redemption of Fund shares will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder’s tax basis in such Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. However, any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Distributions of taxable net investment income and net capital gain will be taxable as described above, whether received in additional cash or shares. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date. If a shareholder purchases additional shares at a discount to fair market value, the shareholder will be treated for tax purposes as having received an additional distribution equal to the amount of the purchase price discount.

All distributions of taxable net investment income and net capital gain, whether received in shares or in cash, must be reported by each taxable shareholder on his, her or its federal income tax return. Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements. Investing in municipal bonds and other tax-exempt securities is not a principal investment strategy of the Fund. Nonetheless, to the extent the Fund invests in municipal bonds that are not exempt from the alternative minimum tax, some shareholders may be subject to the alternative minimum tax. Investors should consult their tax advisers for more information.

Under the Code, the Fund will be required to report to the Internal Revenue Service (“IRS”) all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable net investment income and net capital gain and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under federal income tax law, or if the Fund is notified by the IRS or a broker that withholding is required due to an incorrect tax identification number or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gains distributions received from the Fund and net gains from redemptions or other taxable dispositions of the Fund’s shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

The Fund is required to report to each shareholder and to the IRS cost basis information for covered shares of the Fund acquired on or after January 1, 2012 and sold or redeemed after that date. This information includes the adjusted cost basis of the shares and whether the gain or loss is long term or short term. Shareholders should contact their financial intermediaries with respect to reporting of cost basis and available elections for their accounts.

Options, Futures, Forward Contracts and Swap Agreements

The Fund’s transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies, if any, will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

Certain of the Fund’s hedging activities (including transactions in foreign currencies or foreign currency-denominated instruments), if any, are likely to produce a difference between its book income and its taxable income. If the Fund’s book income exceeds its taxable income, any distribution of such excess book income will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If the Fund’s book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Investments in Other Regulated Investment Companies

The Fund may invest in business development companies, ETFs, mutual funds and other entities that seek to qualify as regulated investment companies under Subchapter M of the Code. To qualify and remain eligible for the special tax treatment accorded to regulated investment companies and their shareholders under the Code, each such entity must meet certain source-of-income, asset diversification and annual distribution requirements. If such an entity fails to qualify as a regulated investment company, such entity would generally be liable for federal, and possibly state, corporate taxes on its taxable income and gains. Such failure could substantially reduce the entity’s net assets and the amount of income available for distribution to the Fund, which would in turn decrease the total return of the Fund in respect of such investment.

Phantom Income

Certain of the Fund’s investments will require the Fund to recognize taxable income in a taxable year in excess of the cash generated on those investments during that year. In particular, the Fund expects to invest in loans and other debt obligations that will be treated as having “market discount” and/or original issue discount for U.S. federal income tax purposes and, as described above, the Fund may invest in CLOs that are treated as PFICs or controlled foreign corporations. Because the Fund may be required to recognize income in respect of these investments before, or without receiving, cash representing such income, the Fund may have difficulty satisfying the annual distribution requirements applicable to regulated investment companies and avoiding Fund-level U.S. federal income and/or excise taxes. Accordingly, the Fund may be required to sell assets, including at potentially disadvantageous times or prices, borrow, raise additional equity capital, make taxable distributions of its shares or debt securities, or reduce new investments, to obtain the cash needed to make these income distributions. If the Fund liquidates assets to raise cash, the Fund may realize gain or loss on such liquidations; in the event the Fund realizes net capital gains from such liquidation transactions, its shareholders may receive larger capital gain distributions than they would in the absence of such transactions.

Uncertain Tax Treatment

The Fund may invest a portion of its net assets in “below investment grade” or “junk” instruments. Investments in these types of instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Fund, to the extent necessary, in order to seek to ensure that it distributes sufficient income to ensure that it does not become subject to U.S. federal income or excise tax.

OTHER INFORMATION

Each share represents a proportional interest in the assets of the Fund. Each share has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders. There are no cumulative voting rights. Shares do not have pre-emptive or conversion or redemption provisions. In the event of a liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders after all expenses and debts have been paid.

Advertising

The Fund, or any underwriter for the Fund, must comply with the provisions of Section 24(b) of the 1940 Act and the rules thereunder (as if the Fund were an open-end company) and file, if necessary, with FINRA or the SEC any advertisement, pamphlet, circular, form letter, or other sales literature addressed to or intended for distribution to prospective investors.

Administrator and Accounting Agent

[   ], [   ] (the “Administrator”), serves as the Fund’s administrator and fund accountant pursuant to a fund administration servicing agreement (“Administration Agreement”). For its services as administrator and accounting agent, the Fund pays the Administrator the greater of a minimum fee or fees based on the annual net assets of the Fund (with such minimum fees subject to an annual cost of living adjustment) plus out of pocket expenses. The same entity provides accounting services.

Transfer Agent

[             ], [              ], serves as Transfer Agent to the Fund.

Legal Counsel

Thompson Hine LLP, 3900 Key Center, 127 Public Square, Cleveland, Ohio 44114, acts as legal counsel to the Fund.

Custodian

[             ] (the “Custodian”), with a principal place of business at [              ], serves as custodian for the securities and cash of the Fund’s portfolio. Under a Custody Agreement, the Custodian holds the Fund’s assets in safekeeping and keeps all necessary records and documents relating to its duties.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[              ], with offices located at [             ], is the Fund’s independent registered public accounting firm. [              ] provides services including the audit of annual financial statements, and other tax, audit and related services for the Fund.

Rareview Securitized Income Fund [TICKER]

Financial Statements

[             ], 2026

APPENDIX A - PROXY VOTING POLICY

Rareview Capital LLC

Proxy Voting Policies and Procedures

Rareview Capital LLC (“RVC”) has a Proxy Voting Policy that sets forth the general principles used to determine how RVC votes proxies on securities in client accounts or in affiliated funds for which RVC has proxy voting authority.

RVC’s Proxy Voting Policy describes how RVC usually votes proxies on various matters, such as proposals on corporate governance, changes to capital structure and routine matters, including the election of directors and ratification of the appointment of independent auditors. RVC’s Proxy Voting Policy describes how RVC addresses conflicts of interest between RVC and its clients with respect to proxy voting decisions.

In pursuing this policy, RVC votes in a manner that is intended to maximize the value of client assets.

While clients may direct RVC’s vote on a particular solicitation in written communication to RVC, the general policy is to vote proxies in the best interests of clients.

In instances where the proxy relates to an underlying investment company owned by the Registered Investment Company(s), pursuant to requirements of the Investment Company Act of 1940, RVC must cast proxy votes in the same proportion as all other shareholders of the underlying fund.

To resolve conflicts, RVC will abstain from making a voting decision and will forward all of the necessary proxy voting materials to the client to cast the votes or engage an independent proxy voting service.

If you would like a copy of this Proxy Voting Policy or information on how proxies were voted with respect to securities held in your account, please call 1-888-783-8637 or write to Rareview Capital LLC, 10785 W. Twain Ave., Suite 210, Las Vegas, NV 89135.

PART C. OTHER INFORMATION

Item 25.	Financial Statements and Exhibits.

1.	Financial Statements:

Part A: Not applicable as the Fund has not commenced operations.

Part B: Not applicable as the Fund has not commenced operations.

2.	Exhibits:

(a) (1) Certificate of Trust[2]

	(2)	Agreement and Declaration of Trust[1]

(b)	Bylaws[1]

(c)	None.

(d)	See Item 25(2)(a)(2) and Item 25(2)(b).

(e)	None.

(f)	None.

(g)	(1)	Investment Advisory Agreement between the Registrant and Rareview Capital LLC (the “Adviser”)[2]

	(2)	Expense Limitation Agreement between the Registrant and the Adviser[2]

(h)	(1)	Distribution Agreement between the Registrant and [ ] (the “Distributor”)[2]

	(2)	Forms of Selling Agreement[2]

(i)	None.

(j)		Custody Agreement between the Registrant and [ ][2]

(k)	(1)	Fund Transfer Agent Agreement between Registrant and [ ][2]

	(2)	Fund Administration Servicing Agreement between Registrant and [ ][2]

(l)	(1)	Opinion and Consent of Thompson Hine LLP[2]

(m)	Not Applicable.

(n)	Consent of Independent Registered Public Accounting Firm[2]

(o)	None.

(p)	Initial Capital Agreement[2]

(q)	Not Applicable.

(r)	(1) Code of Ethics of the Registrant[2]
(2) Code of Ethics of the Adviser[2]
(3) Code of Ethics of the Distributor[2]

(s)	Not Applicable

Other	Powers of Attorney[2]

[1]	Filed herewith.

[2]	To be filed by subsequent amendment.

Item 26.	Marketing Arrangements: None.

Item 27.	Other Expenses of Issuance and Distribution:

SEC Registration Fees	$[_]
FINRA Fees	$[_]
State Bluesky Fees	$[_]
Legal Fees	$[_]
Accounting Fees	$[_]
Printing Fees	$[_]
Rating Agency Fees	$[_]
Total	$[_]

Item 28.	Persons Controlled by or Under Common Control with Registrant
The Adviser, which is a Delaware limited liability company, is under common control with the Registrant. The Adviser is deemed to be controlled by Neil D. Azous because of his ownership of [25]% of the Adviser’s interests.

Item 29.	Number of Holders of Securities as of [ ], 2026:

Title of Class	Number of Record Holders
Shares of Beneficial Interest	[ ]

Item 30.	Indemnification:

Reference is made to Article VIII, Section 2 of the Registrant’s Agreement and Declaration of Trust (the “Declaration of Trust”), incorporated by reference as Exhibit (a)(2) hereto, and to Section [__] of the Registrant’s Distribution Agreement, [incorporated by reference as Exhibit (h)(1) hereto]. The Registrant hereby undertakes that it will comply the indemnification provisions of the Declaration of Trust and Distribution Agreement in a manner consistent with Release 40-11330 of the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), so long as the interpretation therein of Sections 17(h) and 17(i) of the 1940 Act remains in effect.

[The Registrant maintains insurance on behalf of any person who is or was an independent trustee, officer, employee, or agent of the Registrant against certain liability asserted against and incurred by, or arising out of, his or her position. However, in no event will the Registrant pay that portion of the premium, if any, for insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify.]

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Investment Adviser:

Rareview Capital LLC, a Delaware limited liability company (the “Adviser”), serves as the investment adviser to the Registrant. Other than the services provided to the Registrant in such capacity and as disclosed in the Adviser’s Form ADV (SEC No. 801-108100), which is hereby incorporated by reference, the Adviser has not engaged in any other business, profession, vocation, or employment of a substantial nature (each such activity, an “Outside Business”) over the past two fiscal years.

[No individual managing members, executive officers and members of the Adviser had any additional Outside Business in which a managing member, executive officer or member of the Adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.]

Item 32.	Location of Accounts and Records:

[   ] the Fund’s administrator, maintains certain required accounting related and financial books and records of the Registrant at [   ]. [   ], the Fund’s transfer agent, maintains certain required accounting related and financial books and records of the Registrant at [   ]. [   ], the Fund’s custodian, maintains certain required accounting related and financial books and records of the Registrant at [   ]. The other required books and records are maintained by the Adviser at 10785 W. Twain Avenue, Suite 210, Las Vegas, NV 89135.

Item 33.	Management Services: Not Applicable.

Item 34.

Undertakings:

1. Not Applicable.

2. Not Applicable.

3. The Registrant undertakes:

(a) to file, during any period in which offers or sales are being made, a post-effective amendment to this Registration Statement:

(1) to include any prospectus required by Section 10(a)(3) of the Securities Act;

(2) to reflect in the prospectus any facts or events arising after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and

(3) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement;

(b) that, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof;

(c) to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering;

(d) that, for the purpose of determining liability under the Securities Act to any purchaser:

(1) if the Registrant is relying on Rule 430B [17 CFR 230.430B]:

(A) Each prospectus filed by the Registrant pursuant to Rule 424(b)(3) shall be deemed to be part of the registration statement as of the date the filed prospectus was deemed part of and included in the registration statement; and

(B) Each prospectus required to be filed pursuant to Rule 424(b)(2), (b)(5), or (b)(7) as part of a registration statement in reliance on Rule 430B relating to an offering made pursuant to Rule 415(a)(1)(i), (x), or (xi) for the purpose of providing the information required by Section 10(a) of the Securities Act shall be deemed to be part of and included in the registration statement as of the earlier of the date such form of prospectus is first used after effectiveness or the date of the first contract of sale of securities in the offering described in the prospectus. As provided in Rule 430B, for liability purposes of the issuer and any person that is at that date an underwriter, such date shall be deemed to be a new effective date of the registration statement relating to the securities in the registration statement to which that prospectus relates, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such effective date, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such effective date; or

(2) if the Registrant is subject to Rule 430C [17 CFR 230.430C]: each prospectus filed pursuant to Rule 424(b) under the Securities Act as part of a registration statement relating to an offering, other than registration statements relying on Rule 430B or other than prospectuses filed in reliance on Rule 430A, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use.

(e) that for the purpose of determining liability of the Registrant under the Securities Act to any purchaser in the initial distribution of securities:

The undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

(1) any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 424 under the Securities Act;

(2) free writing prospectus relating to the offering prepared by or on behalf of the undersigned Registrant or used or referred to by the undersigned Registrants;

(3) the portion of any advertisement pursuant to Rule 482 [17 CFR 230.482] under the Securities Act relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

(4) any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

4. Not applicable.

5. Not applicable.

6. Not applicable.

7. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any prospectus or Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Las Vegas, State of Nevada, on the 6th day of August 2026.

RAREVIEW SECURITIZED INCOME FUND

By:	/s/ Neil Azous
Neil Azous
Trustee

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Neil Azous	Trustee	August 6, 2026
Neil Azous

EXHIBIT INDEX

(a)(2)	Agreement and Declaration of Trust
(b)	Bylaws